UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1. Reports to Stockholders

Fixed income mutual fund

Delaware Emerging Markets Debt Fund

January 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period August 1, 2017 to January 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2017 to Jan. 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period August 1, 2017 to January 31, 2018 (Unaudited)

Delaware Emerging Markets Debt Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratio	Expenses Paid During Period 8/1/17 to 1/31/18*
Actual Fund return†
Class A	$1,000.00	$1,036.40	1.23%	$6.31
Class C	1,000.00	1,032.50	1.98%	10.14
Class R	1,000.00	1,037.80	0.98%	5.03
Institutional Class	1,000.00	1,037.80	0.98%	5.03
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.00	1.23%	$6.26
Class C	1,000.00	1,015.22	1.98%	10.06
Class R	1,000.00	1,020.27	0.98%	4.99
Institutional Class	1,000.00	1,020.27	0.98%	4.99

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

2

Security type / country and sector allocation

Delaware Emerging Markets Debt Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / country	Percentage of net assets
Corporate Bonds by Country	64.35%
Argentina	3.79%
Australia	1.45%
Brazil	9.10%
Chile	3.69%
China	0.88%
Colombia	1.88%
Costa Rica	1.07%
Dominican Republic	0.96%
Georgia	0.92%
Guatemala	0.94%
Hong Kong	1.18%
India	1.78%
Indonesia	3.26%
Jamaica	1.67%
Kazakhstan	1.77%
Kuwait	1.11%
Mexico	5.79%
Morocco	1.34%
Peru	3.97%
Republic of Korea	0.92%
Russia	4.04%
Singapore	0.86%
South Africa	1.80%
Spain	0.83%
Turkey	3.90%
Ukraine	2.05%
United Arab Emirates	2.46%
Zambia	0.94%
Loan Agreement	1.59%
Regional Bonds	2.13%
Sovereign Bonds by Country	24.07%
Argentina	2.29%
Azerbaijan	0.63%
Bahrain	0.86%
Bermuda	0.89%
Brazil	1.18%
Colombia	0.63%
Dominican Republic	0.99%

3

Security type / country and sector allocation

Delaware Emerging Markets Debt Fund

Security type / country	Percentage of net assets
Ecuador	2.35%
Egypt	1.95%
Ivory Coast	0.91%
Jordan	1.14%
Malaysia	0.33%
Mexico	0.35%
Mongolia	0.90%
Nigeria	1.95%
Oman	0.89%
Poland	0.49%
Russia	0.93%
Sri Lanka	1.28%
Turkey	0.84%
Ukraine	1.85%
Uruguay	0.44%
Supranational Banks	2.83%
Options Purchased	0.06%
Short-Term Investments	4.73%
Total Value of Securities	99.76%
Receivables and Other Assets Net of Liabilities	0.24%
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Banking	11.92%
Basic Industry	13.15%
Capital Goods	1.89%
Communications	5.36%
Consumer Cyclical	2.68%
Consumer Non-Cyclical	7.05%
Electric	4.83%
Energy	15.69%
Transportation	0.88%
Utilities	0.90%
Total	64.35%

4

Schedule of investments
Delaware Emerging Markets Debt Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 64.35%Δ
Argentina – 3.79%
Rio Energy 144A 6.875% 2/1/25 #	225,000	$227,363
Tecpetrol 144A 4.875% 12/12/22 #	335,000	329,456
YPF
144A 7.00% 12/15/47 #	150,000	142,935
144A 27.125% (BADLARPP + 4.00%) 7/7/20 #●	170,000	156,698
		856,452
Australia – 1.45%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	340,000	328,957
		328,957
Brazil – 9.10%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	204,000
Banco do Brasil 144A 4.625% 1/15/25 #	270,000	265,545
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	230,000	232,817
ESAL 144A 6.25% 2/5/23 #	200,000	195,000
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	209,950
Petrobras Global Finance
144A 5.299% 1/27/25 #	180,000	181,575
6.75% 1/27/41	80,000	81,400
7.25% 3/17/44	105,000	111,956
7.375% 1/17/27	130,000	144,449
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	197,875
Suzano Austria 144A 7.00% 3/16/47 #	200,000	233,000
		2,057,567
Chile – 3.69%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	207,598
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	193,035
Cencosud 144A 6.625% 2/12/45 #	200,000	221,713
VTR Finance 144A 6.875% 1/15/24 #	200,000	211,000
		833,346
China – 0.88%
JD.com 3.125% 4/29/21	200,000	198,198
		198,198
Colombia – 1.88%
Bancolombia 4.875% 10/18/27 µ	235,000	233,884
Ecopetrol
5.875% 9/18/23	50,000	54,909
7.375% 9/18/43	110,000	136,537
		425,330
Costa Rica – 1.07%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	235,000	242,784
		242,784

5

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Dominican Republic – 0.96%
AES Andres 144A 7.95% 5/11/26 #	200,000	$217,250
		217,250
Georgia – 0.92%
BGEO Group 144A 6.00% 7/26/23 #	200,000	209,160
		209,160
Guatemala – 0.94%
Comunicaciones Celulares via Comcel Trust 144A 6.875% 2/6/24 #	200,000	211,840
		211,840
Hong Kong – 1.18%
CK Hutchison International 17 144A 2.875% 4/5/22 #	270,000	265,994
		265,994
India – 1.78%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	199,638
Vedanta Resources 144A 6.125% 8/9/24 #	200,000	202,293
		401,931
Indonesia – 3.26%
Pertamina Persero 144A 4.30% 5/20/23 #	305,000	316,423
Perusahaan Gas Negara Persero 144A 5.125% 5/16/24 #	200,000	214,669
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	205,853
		736,945
Jamaica – 1.67%
Digicel Group 144A 7.125% 4/1/22 #	400,000	378,500
		378,500
Kazakhstan – 1.77%
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	201,169
Tengizchevroil Finance Co. International 144A 4.00% 8/15/26 #	200,000	199,763
		400,932
Kuwait – 1.11%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	250,855
		250,855
Mexico – 5.79%
BBVA Bancomer 6.50% 3/10/21	250,000	270,000
Becle 144A 3.75% 5/13/25 #	200,000	197,975
Cydsa 144A 6.25% 10/4/27 #	200,000	202,600
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	203,920
Mexichem 144A 5.50% 1/15/48 #	220,000	215,050
Petroleos Mexicanos 144A 6.75% 9/21/47 #	125,000	131,250

6

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Mexico (continued)
Petroleos Mexicanos 6.75% 9/21/47	85,000	$89,250
		1,310,045
Morocco – 1.34%
OCP 144A 4.50% 10/22/25 #	300,000	303,043
		303,043
Peru – 3.97%
Cerro del Aguila 144A 4.125% 8/16/27 #	260,000	259,558
Inkia Energy 144A 5.875% 11/9/27 #	200,000	201,940
Nexa Resources 144A 5.375% 5/4/27 #	200,000	212,500
SAN Miguel Industrias Pet 144A 4.50% 9/18/22 #	220,000	224,125
		898,123
Republic of Korea – 0.92%
Woori Bank 144A 4.75% 4/30/24 #	200,000	208,650
		208,650
Russia – 4.04%
Gazprom via Gaz Capital 144A 4.95% 3/23/27 #	260,000	271,102
Novolipetsk Steel via Steel Funding DAC 144A 4.00% 9/21/24 #	200,000	199,430
Phosagro OAO via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	240,000	241,356
VEON Holdings 144A 4.95% 6/16/24 #	200,000	201,300
		913,188
Singapore – 0.86%
BOC Aviation 144A 2.375% 9/15/21 #	200,000	193,901
		193,901
South Africa – 1.80%
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	209,000
Transnet SOC 144A 4.00% 7/26/22 #	200,000	199,047
		408,047
Spain – 0.83%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	187,319
		187,319
Turkey – 3.90%
Akbank Turk 144A 7.20% 3/16/27 #µ	205,000	214,548
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	203,114
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	221,548
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ	240,000	242,646
		881,856
Ukraine – 2.05%
Kernel Holding 144A 8.75% 1/31/22 #	220,000	243,632

7

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Ukraine (continued)
MHP 144A 7.75% 5/10/24 #		200,000	$219,935
			463,567
United Arab Emirates – 2.46%
Abu Dhabi Crude Oil Pipeline
144A 3.65% 11/2/29 #		200,000	195,575
144A 4.60% 11/2/47 #		200,000	201,433
Shelf Drilling Holdings 144A 8.25% 2/15/25 #		160,000	160,000
			557,008
Zambia – 0.94%
First Quantum Minerals 144A 7.25% 4/1/23 #		200,000	212,250
			212,250
Total Corporate Bonds (cost $14,191,008)			14,553,038

Loan Agreement – 1.59%
Republic of Angola 8.032% (LIBOR06M + 6.25%) 12/16/23 =●		382,500	359,550
Total Loan Agreement (cost $382,500)			359,550

Regional Bonds – 2.13%Δ
Argentina – 2.13%
Provincia de Buenos Aires 144A 7.875% 6/15/27 #		150,000	160,125
Provincia de Cordoba
144A 7.125% 8/1/27 #		155,000	160,619
144A 7.45% 9/1/24 #		150,000	160,218
Total Regional Bonds (cost $468,849)			480,962

Sovereign Bonds – 24.07%Δ
Argentina – 2.29%
Argentine Bonos del Tesoro
16.00% 10/17/23	ARS	467,000	25,092
22.75% 3/5/18	ARS	800,000	44,533
Argentine Republic Government International Bond
5.625% 1/26/22		125,000	128,500
6.875% 1/11/48		330,000	320,224
			518,349
Azerbaijan – 0.63%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		160,000	141,859
			141,859

8

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Bahrain – 0.86%
Bahrain Government International Bond 144A 7.50% 9/20/47 #		200,000	$194,740
			194,740
Bermuda – 0.89%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	201,000
			201,000
Brazil – 1.18%
Brazil Notas do Tesouro Nacional
Series F 10.00% 1/1/23	BRL	280,000	90,588
Series F 10.00% 1/1/25	BRL	548,000	176,220
			266,808
Colombia – 0.63%
Colombian TES 7.00% 6/30/32	COP	400,000,000	143,853
			143,853
Dominican Republic – 0.99%
Dominican Republic International Bond 144A 6.85% 1/27/45 #		200,000	223,500
			223,500
Ecuador – 2.35%
Ecuador Government International Bond
144A 7.875% 1/23/28 #		200,000	203,300
144A 8.875% 10/23/27 #		300,000	327,750
			531,050
Egypt – 1.95%
Egypt Government International Bond
144A 6.125% 1/31/22 #		200,000	212,136
144A 8.50% 1/31/47 #		200,000	229,735
			441,871
Ivory Coast – 0.91%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	205,505
			205,505
Jordan – 1.14%
Jordan Government International Bond 144A 5.75% 1/31/27 #		255,000	257,362
			257,362
Malaysia – 0.33%
Malaysia Government Bond 3.844% 4/15/33	MYR	311,000	74,883
			74,883

9

Schedule of investments

Delaware Emerging Markets Debt Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mexico – 0.35%
Mexican Bonos
6.50% 6/9/22	MXN	297,000	$15,372
10.00% 12/5/24	MXN	1,055,000	64,241
			79,613
Mongolia – 0.90%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		200,000	204,501
			204,501
Nigeria – 1.95%
Nigeria Government International Bond
144A 7.625% 11/28/47 #		200,000	214,294
144A 7.875% 2/16/32 #		200,000	226,279
			440,573
Oman – 0.89%
Oman Government International Bond 144A 5.625% 1/17/28 #		200,000	201,693
			201,693
Poland – 0.49%
Republic of Poland Government Bond 1.75% 7/25/21	PLN	376,000	110,584
			110,584
Russia – 0.93%
Russian Foreign Bond - Eurobond 144A 5.25% 6/23/47 #		200,000	210,921
			210,921
Sri Lanka – 1.28%
Sri Lanka Government International Bond 144A 6.20% 5/11/27 #		275,000	289,697
			289,697
Turkey – 0.84%
Turkey Government International Bond 3.25% 3/23/23		200,000	189,464
			189,464
Ukraine – 1.85%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		200,000	203,391
144A 7.75% 9/1/26 #		200,000	214,124
			417,515
Uruguay – 0.44%
Uruguay Government International Bond 144A 9.875% 6/20/22 #	UYU	2,699,000	98,858
			98,858
Total Sovereign Bonds (cost $5,273,107)			5,444,199

10

		Principal amount°	Value (US $)
Supranational Banks – 2.83%
Banque Ouest Africaine de Developpement 144A 5.00% 7/27/27 #		240,000	$248,880
Inter-American Development Bank
6.25% 6/15/21	IDR	300,000,000	22,985
7.875% 3/14/23	IDR	1,870,000,000	154,940
International Finance
6.30% 11/25/24	INR	5,120,000	80,868
7.00% 7/20/27	MXN	2,650,000	131,885
Total Supranational Banks (cost $618,054)			639,558

		Number of contracts
Options Purchased – 0.06%
Currency Call Options – 0.02%
USD vs INR strike price INR 64.50, expiration date 4/9/18, notional amount $205,832 (CITI)		400,000	2,865
USD vs ZAR strike price ZAR 13.00, expiration date 4/9/18, notional amount $60,235 (UBS)		400,000	2,323
			5,188
Currency Put Options – 0.04%
USD vs MXN strike price MXN 20.00, expiration date 4/9/18, notional amount $66,705 (BNP)		400,000	2,087
USD vs TRY strike price TRY 3.90, expiration date 4/10/18, notional amount $146,188 (BNP)		400,000	5,998
			8,085
Total Options Purchased (cost $26,960)			13,273

		Principal amount°
Short-Term Investments – 4.73%
Discount Notes – 0.41% ≠
Federal Home Loan Bank
1.28% 2/5/18		45,720	45,713
1.30% 2/8/18		47,467	47,455
			93,168
Repurchase Agreements – 3.09%
Bank of America Merrill Lynch 1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $132,245 (collateralized by US government obligations 1.181% 10/31/19; market value $134,885)		132,240	132,240
Bank of Montreal 1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $264,489 (collateralized by US government obligations 1.25%–4.25% 4/30/19–11/15/45; market value $269,770)		264,481	264,481

11

Schedule of investments

Delaware Emerging Markets Debt Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas 1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $301,561 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $307,581)	301,550	$301,550
		698,271
US Treasury Obligation – 1.23% ≠
US Treasury Bill 1.17% 2/1/18	278,966	278,966
		278,966
Total Short-Term Investments (cost $1,070,405)		1,070,405

Total Value of Securities – 99.76% (cost $22,030,883)		$22,560,985

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $18,022,942, which represents 79.70% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contract, futures contract and swap contract were outstanding at Jan. 31, 20181:

Foreign Currency Exchange Contract

Counterparty	Contracts to Receive (Deliver)	In Exchange For		Settlement Date	Unrealized Depreciation
TD	MXN (1,047,499)	USD	53,791	2/23/18	$(2,292)

12

Futures Contract

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation
(3) US Treasury Long Bonds	$ (443,437)	$(458,804)	3/21/18	$15,367

Swap Contract

CDS Contract[2]

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter/ Protection Purchased:
HSBC-CDX.EM.27[5] 6/20/22-Quarterly	552,900	1.00%	$512	$25,870	$(25,358)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US Dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(660).

5Markit’s CDX Emerging markets Index, or the CDX.EM Index is composed of 15 sovereign issuers from the following countries: Argentina, Brazil, Chile, China, Colombia, Indonesia, Malaysia, Mexico, Panama, Peru, Philippines, Russia, South Africa, Turkey, and Venezuela, which have a S&P credit quality ratings CCC and above.

13

Schedule of investments

Delaware Emerging Markets Debt Fund

Summary of abbreviations:

ARS – Argentine Peso

BADLARPP – Argentina Term Deposit Rate

BNP – BNP Paribas

BRL – Brazilian Real

CDS – Credit Default Swap

CDX.EM – Credit Default Swap Index Emerging Markets

CITI – Citigroup Global Markets

COP – Colombian Peso

DAC – Designated Activity Company

HSBC – Hong Kong Shanghai Bank

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

JSC – Joint Stock Company

LIBOR – London Interbank Offered Rate

LIBOR06M – ICE LIBOR USD 6 Month

MXN – Mexican Peso

MYR – Malaysian Ringgit

PLN – Polish Zloty

S&P – Standard & Poor’s Financial Services LLC

TD – Toronto Dominion Bank

TES – Colombian Peso Denominated Treasury Bonds

TRY – Turkish Lira

USD – US Dollar

UYU – Uruguayan Peso

ZAR – South African Rand

See accompanying notes, which are an integral part of the financial statements.

14

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Statement of assets and liabilities

Delaware Emerging Markets Debt Fund	January 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$21,477,307
Short-term investments, at value[2]	1,070,405
Options purchased, at value[3]	13,273
Receivable for securities sold	296,562
Interest receivable	280,179
Cash	198,911
Foreign currencies, at value[4]	26,084
Upfront payments paid on credit default swap contracts	25,870
Cash collateral due from broker	9,000

Total assets	23,397,591

Liabilities:
Payable for securities purchased	692,772
Other accrued expenses	35,591
Unrealized depreciation on credit default swap contracts	25,358
Audit and tax fees payable	23,466
Unrealized depreciation on foreign currency exchange contracts	2,292
Variation margin due to broker on futures contracts	1,313
Swaps payment payable	660
Accounting and administration expenses payable to affiliates	412
Dividend disbursing and transfer agent fees and expenses payable to affiliates	372
Investment management fees payable to affiliates	347
Distribution fees payable to affiliates	83
Trustees’ fees and expenses payable	65
Legal fees payable to affiliates	32
Reports and statements to shareholders expenses payable to affiliates	15
Deferred capital gains tax payable	113

Total liabilities	782,891

Total Net Assets	$22,614,700

Net Assets Consist of:
Paid-in capital	$21,885,268
Undistributed net investment income	65,522
Accumulated net realized gain	145,725
Net unrealized appreciation of investments[5]	543,676
Net unrealized appreciation of foreign currencies	1,139
Net unrealized depreciation of foreign currency exchange contracts	(2,292)
Net unrealized appreciation of futures contracts	15,367
Net unrealized depreciation of options purchased	(13,687)
Net unrealized depreciation of swap contracts	(26,018)

Total Net Assets	$22,614,700

16

Class A:
Net assets	$55,926
Shares of beneficial interest outstanding, unlimited authorization, no par	6,378
Net asset value per share	$8.77
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.18

Class C:
Net assets	$85,113
Shares of beneficial interest outstanding, unlimited authorization, no par	9,704
Net asset value per share	$8.77

Class R:
Net assets	$2,560
Shares of beneficial interest outstanding, unlimited authorization, no par	292
Net asset value per share	$8.77

Institutional Class:
Net assets	$22,471,101
Shares of beneficial interest outstanding, unlimited authorization, no par	2,559,343
Net asset value per share	$8.78

[1]Investments, at cost	$20,933,518
[2]Short-term investments, at cost	1,070,405
[3] Options purchased, at cost	26,960
[4]Foreign currencies, at cost	25,359
[5]Includes capital gains tax payable	113

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations

Delaware Emerging Markets Debt Fund	Six months ended January 31, 2018

Investment Income:
Interest	$621,632

Expenses:
Management fees	83,984
Distribution expenses – Class A	45
Distribution expenses – Class C	382
Distribution expenses – Class R	6
Registration fees	30,223
Audit and tax fees	25,729
Accounting and administration expenses	16,317
Legal fees	9,878
Reports and statements to shareholders expenses	7,344
Dividend disbursing and transfer agent fees and expenses	3,344
Custodian fees	2,174
Trustees’ fees and expenses	462
Other	7,509

187,397
Less expenses waived	(76,713)
Less waived distribution expenses – Class R	(6)
Less expense paid indirectly	(259)

Total operating expenses	110,419

Net Investment Income	511,213

18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$418,869
Foreign currencies	9,280
Foreign currency exchange contracts	12,631
Futures contracts	7,002
Options purchased	(55,725)
Swap contracts	6,162

Net realized gain	398,219

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(96,025)
Foreign currencies	1,009
Foreign currency exchange contracts	(2,649)
Futures contracts	15,367
Options purchased	15,343
Swap contracts	(18,711)

Net change in unrealized appreciation (depreciation)	(85,666)

Net Realized and Unrealized Gain	312,553

Net Increase in Net Assets Resulting from Operations	$823,766

1 Includes $102 capital gains taxes accrued.

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets

Delaware Emerging Markets Debt Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$511,213	$925,769
Net realized gain	398,219	786,912
Net change in unrealized appreciation (depreciation)	(85,666)	(80,487)

Net increase in net assets resulting from operations	823,766	1,632,194

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(751)	(503)
Class C	(1,329)	(338)
Class R	(57)	(104)
Institutional Class	(500,446)	(911,292)

Net realized gain:
Class A	(455)	—
Class C	(1,207)	—
Class R	(36)	—
Institutional Class	(317,542)	—

	(821,823)	(912,237)

Capital Share Transactions:
Proceeds from shares sold:
Class A	69,225	48,538
Class C	58,593	59,542
Institutional Class	92,531	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,206	502
Class C	2,536	338
Class R	93	104
Institutional Class	816,207	911,292

	1,040,391	1,020,316

20

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Cost of shares redeemed:
Class A	$(40,989)	$(25,345)
Class C	(38,549)	—

	(79,538)	(25,345)

Increase in net assets derived from capital share transactions	960,853	994,971

Net Increase in Net Assets	962,796	1,714,928

Net Assets:
Beginning of period	21,651,904	19,936,976

End of period	$22,614,700	$21,651,904

Undistributed net investment income	$65,522	$56,892

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware Emerging Markets Debt Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended				9/30/13[2]
1/31/18[1]		Year ended		to

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14
$8.77	$8.48	$8.21	$8.84	$8.50

0.19	0.37	0.36	0.37	0.32
0.13	0.29	0.24	(0.61)	0.34

0.32	0.66	0.60	(0.24)	0.66

(0.19)	(0.37)	(0.33)	(0.30)	(0.32)
(0.13)	—	—	(0.09)	—

(0.32)	(0.37)	(0.33)	(0.39)	(0.32)

$8.77	$8.77	$8.48	$8.21	$8.84

3.64%	8.03%	7.62%	(2.65% )	7.86%

$56	$27	$3	$2	$2
1.23%	1.22%	1.01%	1.08%	1.31%
1.23%	1.22%	1.03%	1.14%	1.50%
1.92%	1.91%	2.04%	2.03%	2.48%
4.32%	4.30%	4.44%	4.46%	4.66%
4.32%	4.30%	4.42%	4.40%	4.47%
3.63%	3.61%	3.41%	3.51%	3.49%
59%	154%	232%	288%	152%

23

Financial highlights

Delaware Emerging Markets Debt Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended				9/30/13[2]
1/31/18[1]		Year ended		to

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14
$8.77	$8.48	$8.22	$8.84	$8.50

0.16	0.32	0.36	0.37	0.27
0.13	0.32	0.23	(0.60)	0.33

0.29	0.64	0.59	(0.23)	0.60

(0.16)	(0.35)	(0.33)	(0.30)	(0.26)
(0.13)	—	—	(0.09)	—

(0.29)	(0.35)	(0.33)	(0.39)	(0.26)

$8.77	$8.77	$8.48	$8.22	$8.84

3.25%	7.74%	7.49%	(2.53% )	7.22%

$85	$63	$2	$2	$2
1.98%	1.81%	1.01%	1.08%	2.03%
1.98%	1.81%	1.03%	1.14%	2.22%
2.67%	2.66%	2.79%	2.78%	3.20%
3.57%	3.71%	4.44%	4.46%	3.94%
3.57%	3.71%	4.42%	4.40%	3.75%
2.88%	2.86%	2.66%	2.76%	2.77%
59%	154%	232%	288%	152%

25

Financial highlights

Delaware Emerging Markets Debt Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended				9/30/13[2]
1/31/18[1]		Year ended		to

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14
$8.77	$8.48	$8.22	$8.84	$8.50

0.20	0.39	0.36	0.37	0.31
0.13	0.28	0.23	(0.60)	0.33

0.33	0.67	0.59	(0.23)	0.64

(0.20)	(0.38)	(0.33)	(0.30)	(0.30)
(0.13)	—	—	(0.09)	—

(0.33)	(0.38)	(0.33)	(0.39)	(0.30)

$8.77	$8.77	$8.48	$8.22	$8.84

3.78%	8.13%	7.49%	(2.53%)	7.64%

$3	$2	$2	$2	$2
0.98%	1.00%	1.01%	1.08%	1.55%
0.98%	1.00%	1.03%	1.14%	1.74%
2.17%	2.16%	2.29%	2.28%	2.72%
4.57%	4.52%	4.44%	4.46%	4.42%
4.57%	4.52%	4.42%	4.40%	4.23%
3.38%	3.36%	3.16%	3.26%	3.25%
59%	154%	232%	288%	152%

27

Financial highlights

Delaware Emerging Markets Debt Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets excluding interest expense
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets excluding interest expense
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[5]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended				9/30/13[2]
1/31/18[1]		Year ended		to

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14
$8.78	$8.48	$8.22	$8.84	$8.50

0.20	0.39	0.36	0.37	0.34
0.13	0.29	0.23	(0.60)	0.33

0.33	0.68	0.59	(0.23)	0.67

(0.20)	(0.38)	(0.33)	(0.30)	(0.33)
(0.13)	—	—	(0.09)	—

(0.33)	(0.38)	(0.33)	(0.39)	(0.33)

$8.78	$8.78	$8.48	$8.22	$8.84

3.78%	8.25%	7.49%	(2.53% )	8.08%

$22,471	$21,560	$19,930	$18,532	$19,020
0.98%	1.00%	1.01%	1.08%	1.07%
0.98%	1.00%	1.03%	1.14%	1.26%
1.67%	1.66%	1.79%	1.78%	2.24%
4.57%	4.52%	4.44%	4.46%	4.90%
4.57%	4.52%	4.42%	4.40%	4.71%
3.88%	3.86%	3.66%	3.76%	3.73%
59%	154%	232%	288%	152%

29

Notes to financial statements

Delaware Emerging Markets Debt Fund	January 31, 2018 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Strategic Income Fund and Delaware Emerging Markets Debt Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to primarily seek current income and secondarily capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken

30

into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2018 and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) attributable to changes in foreign exchange rates is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

31

Notes to financial statements

Delaware Emerging Markets Debt Fund

1. Significant Accounting Policies (continued)

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays dividends from net investment income monthly and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the “Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $258 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $1 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any

32

12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), to 0.95% of average daily net assets of the Fund from Nov. 28, 2017 through Jan. 31, 2018.* Prior to Nov. 28, 2017, the expenses were limited to 1.00% of average daily net assets of the Fund. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Jan. 31, 2018, the Fund was charged $2,117 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2018, the Fund was charged $2,199 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual distribution and service (12b-1) fees of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. DDLP has agreed to voluntarily suspend the 12b-1 fee for the Class R shares and the

33

Notes to financial statements

Delaware Emerging Markets Debt Fund

suspension of the 12b-1 fee will continue while the Fund is not broadly distributed. Institutional Class shares pay no 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2018, the Fund was charged $202 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2018, DDLP earned $96 in commissions on sales of the Fund’s Class A shares. For the six months ended Jan. 31, 2018, DDLP received gross CDSC commissions of $35 on redemption of the Fund’s Class A and Class C shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2018, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2018, the Fund engaged in securities sales of $31,875, which resulted in no net realized gains or losses.

* The aggregate contractual waiver period covering this report is from Nov. 28, 2016 through Nov. 28, 2018.

3. Investments

For the six months ended Jan. 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$12,823,997
Sales	12,582,460

At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$22,056,753

Aggregate unrealized appreciation of investments and derivatives	$696,882
Aggregate unrealized depreciation of investments and derivatives	(179,063)

Net unrealized appreciation of investments and derivatives	$517,819

34

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

35

Notes to financial statements

Delaware Emerging Markets Debt Fund

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$14,553,038	$—	$14,553,038
Foreign Debt	—	6,564,719	—	6,564,719
Loan Agreement	—	—	359,550	359,550
Options Purchased	—	13,273	—	13,273
Short-Term Investments	—	1,070,405	—	1,070,405

Total Value of Securities	$—	$22,201,435	$359,550	$22,560,985

Derivatives[1]:
Assets:
Futures Contract	$15,367	$—	$—	$15,367
Liabilities:
Foreign Currency Exchange Contract	$—	$(2,292)	$—	$(2,292)
Swap Contract	—	(25,358)	—	(25,358)

1Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/17	$379,153
Sales	(31,875)
Net change in unrealized appreciation (depreciation)	12,272
Balance as of 1/31/18	$359,550
Net change in unrealized appreciation (depreciation) from investments still held at the end of the period	$ 12,272

36

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/18	Year ended 7/31/17
Shares sold:
Class A	7,838	5,621
Class C	6,601	6,846
Institutional Class	10,426	—

Shares issued upon reinvestment of dividends and distributions:
Class A	137	58
Class C	288	39
Class R	11	12
Institutional Class	92,767	106,879
	118,068	119,455
Shares redeemed:
Class A	(4,617)	(2,929)
Class C	(4,338)	—
	(8,955)	(2,929)
Net increase	109,113	116,526

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of Jan. 31, 2018 or at any time during the period then ended.

37

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2018, the Fund used foreign currency exchange contracts and cross currency exchange contracts to hedge the US dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the

38

futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Jan. 31, 2018.

During the six months ended Jan. 31, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options written were outstanding at Jan. 31, 2018.

There were no transactions in options written during the six months ended Jan. 31, 2018.

During the six months ended Jan. 31, 2018, the Fund used options purchased contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and to manage the Fund’s exposure to changes in foreign currencies.

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or at least Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in

39

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2018, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended Jan. 31, 2018, the Fund did not enter into any CDS contracts as a seller of protection. Initial margin and variation margin are posted to central counterparties for central cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

40

Fair value of derivative instruments as of Jan. 31, 2018 was as follows:

		Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Contracts	Currency Contracts	Credit Contracts	Total
Variation margin due to broker on futures contracts*	$15,367	$—	$—	$15,367
Upfront payments paid on credit default swap contracts	—	—	$25,870	25,870
Options purchased, at value	—	13,273	—	13,273

Total	$15,367	$13,273	$25,870	$54,510

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total
Unrealized depreciation on foreign currency exchange contracts	$2,292	$—	$2,292
Unrealized depreciation on credit default swap contracts	—	25,358	25,358

Total	$2,292	$25,358	$27,650

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts are opened through Jan. 31, 2018. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2018 was as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$12,631	$—	$(55,725)	$—	$(43,094)
Interest rate contracts	—	7,002	—	—	7,002
Credit contracts	—	—	—	6,162	6,162

Total	$12,631	$7,002	$(55,725)	$6,162	$(29,930)

41

Notes to financial statements

Delaware Emerging Markets Debt Fund

6. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(2,649)	$—	$15,343	$—	$12,694
Interest rate contracts	—	15,367	—	—	15,367
Credit contracts	—	—	—	(18,711)	(18,711)

Total	$(2,649)	$15,367	$15,343	$(18,711)	$9,350

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2018.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$153,294	$162,081
Futures contracts (average notional value)	—	195,956
Options contracts (average value)	12,276	—
CDS contracts (average notional value)*	565,422	—

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the “Statement of assets and liabilities.”

42

At Jan. 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivatives Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
BNP Paribas	$—	$(8,515)	$(8,515)
Citigroup Global Markets	—	(895)	(895)
Hong Kong Shanghai Bank	—	(25,358)	(25,358)
Toronto Dominion Bank	—	(2,292)	(2,292)
Union Bank of Switzerland	—	(4,277)	(4,277)

Total	$—	$(41,337)	$(41,337)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
BNP Paribas	$(8,515)	$—	$—	$—	$—	$(8,515)
Citigroup Global Markets	(895)	—	—	—	—	(895)
Hong Kong Shanghai Bank	(25,358)	—	—	—	—	(25,358)
Toronto Dominion Bank	(2,292)	—	—	—	—	(2,292)
Union Bank of Switzerland	(4,277)	—	—	—	—	(4,277)

Total	$(41,337)	$—	$—	$—	$—	$(41,337)

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Bank of America Merrill Lynch	$132,240	$(132,240)	$—	$(132,240)	$—
Bank of Montreal	264,481	(264,481)	—	(264,481)	—
BNP Paribas	301,550	(301,550)	—	(301,550)	—

Total	$698,271	$(698,271)	$—	$(698,271)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2018.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect

43

Notes to financial statements

Delaware Emerging Markets Debt Fund

to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2018, the Fund had no securities out on loan.

44

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield, fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

45

Notes to financial statements

Delaware Emerging Markets Debt Fund

9. Credit and Market Risk (continued)

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s financial statements.

46

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Emerging Markets Debt Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the Investment Advisory Agreement. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s Investment Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the

47

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Fund

Board consideration of Delaware Emerging Markets Debt Fund investment advisory agreement (continued)

privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its contractual management fee was in the quartile with the second lowest of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the contractual management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other

48

services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of sub-advised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that, in order to remain consistent with the Fund’s peers, the fee under the Fund’s management contract did not fall within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

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About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Emerging Markets Debt Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

50

Fixed income mutual fund

Delaware Strategic Income Fund

January 31, 2018

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions
•	View statements and tax forms
•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the following registered investment advisers: Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Fund is distributed by Delaware Distributors, L.P., an affiliate of MIMBT and Macquarie Group Limited. MIM, a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Jan. 31, 2018, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2018 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Aug. 1, 2017 to Jan. 31, 2018.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from August 1, 2017 to January 31, 2018 (Unaudited)

Delaware Strategic Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/17	Ending Account Value 1/31/18	Annualized Expense Ratio	Expenses Paid During Period 8/1/17 to 1/31/18*

Actual Fund return†
Class A	$1,000.00	$1,011.20	0.90%	$4.56
Class C	1,000.00	1,007.40	1.65%	8.35
Class R	1,000.00	1,008.80	1.15%	5.82
Institutional Class	1,000.00	1,011.30	0.65%	3.30

Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.67	0.90%	$4.58
Class C	1,000.00	1,016.89	1.65%	8.39
Class R	1,000.00	1,019.41	1.15%	5.85
Institutional Class	1,000.00	1,021.93	0.65%	3.31
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation

Delaware Strategic Income Fund	As of January 31, 2018 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	11.61%
Agency Commercial Mortgage-Backed Securities	1.39%
Agency Mortgage-Backed Securities	2.24%
Collateralized Debt Obligations	1.71%
Corporate Bonds	60.61%
Banking	11.16%
Basic Industry	5.97%
Brokerage	1.70%
Capital Goods	6.18%
Communications	6.98%
Consumer Cyclical	3.46%
Consumer Non-Cyclical	4.83%
Electric	4.08%
Energy	9.76%
Finance Companies	1.18%
Insurance	1.34%
Natural Gas	0.13%
REITs	1.07%
Technology	1.58%
Transportation	0.92%
Utilities	0.27%
Municipal Bonds	3.09%
Non-Agency Asset-Backed Securities	1.22%
Non-Agency Collateralized Mortgage Obligations	3.25%
Non-Agency Commercial Mortgage-Backed Securities	4.99%
Regional Bond	0.21%
Loan Agreements	0.83%
Sovereign Bonds	3.89%
Supranational Banks	1.47%
US Treasury Obligation	0.28%
Convertible Preferred Stock	0.04%
Preferred Stock	1.96%
Options Purchased	0.04%
Short-Term Investments	1.41%
Total Value of Securities	100.24%
Liabilities Net of Receivables and Other Assets	(0.24%)
Total Net Assets	100.00%

Schedule of investments

Delaware Strategic Income Fund	January 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 11.61%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 4.411% (LIBOR01M + 2.85%) 11/25/29 ●	65,000	$ 68,099
Fannie Mae Grantor Trust
Series 2002-T1 A2 7.00% 11/25/31	30,295	34,878
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 S	67,400	13,447
Fannie Mae REMIC Trust
Series 2002-W1 2A 7.50% 2/25/42 ●	38,307	42,200
Fannie Mae REMICs
Series 2008-15 SB 5.039% (6.60% minus LIBOR01M, Cap 6.60%, Floor 0.00%) 8/25/36 S●	19,178	3,234
Series 2010-129 SM 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/25/40 S●	119,606	16,170
Series 2012-115 MI 3.50% 3/25/42 S	50,420	6,264
Series 2012-118 AI 3.50% 11/25/37 S	110,034	12,528
Series 2012-122 SD 4.539% (6.10% minus LIBOR01M,
Cap 6.10%, Floor 0.00%) 11/25/42 S●	232,032	42,797
Series 2012-126 PI 3.50% 7/25/42 S	2,522,611	348,170
Series 2012-128 NP 2.50% 11/25/42	249,989	231,786
Series 2012-132 AI 3.00% 12/25/27 S	141,583	13,388
Series 2012-137 AI 3.00% 12/25/27 S	50,585	4,674
Series 2012-137 WI 3.50% 12/25/32 S	3,702,953	615,477
Series 2012-139 NS 5.139% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 12/25/42 S●	2,282,726	509,124
Series 2013-2 CS 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 2/25/43 S●	129,746	23,214
Series 2013-7 EI 3.00% 10/25/40 S	97,234	13,236
Series 2013-26 ID 3.00% 4/25/33 S	175,836	25,380
Series 2013-38 AI 3.00% 4/25/33 S	171,110	23,530
Series 2013-41 HI 3.00% 2/25/33 S	144,170	16,145
Series 2013-43 IX 4.00% 5/25/43 S	511,403	124,039
Series 2013-44 DI 3.00% 5/25/33 S	526,934	76,587
Series 2013-45 PI 3.00% 5/25/33 S	56,439	8,138
Series 2013-55 AI 3.00% 6/25/33 S	215,446	31,550
Series 2013-92 SA 4.389% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 9/25/43 S●	203,581	37,731
Series 2013-101 HS 4.939% (6.50% minus LIBOR01M, Cap 6.50%, Floor 0.00%) 10/25/43 S●	68,206	15,320
Series 2013-103 SK 4.359% (5.92% minus LIBOR01M, Cap 5.92%, Floor 0.00%) 10/25/43 S●	381,696	82,024
Series 2014-64 IT 3.50% 6/25/41 S	41,647	4,745
Series 2014-68 BS 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 11/25/44 S●	170,810	33,274

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2014-90 SA 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/25/45 S●	1,423,638	$ 261,553
Series 2015-27 SA 4.889% (6.45% minus LIBOR01M, Cap 6.45%, Floor 0.00%) 5/25/45 S●	63,771	12,920
Series 2015-44 Z 3.00% 9/25/43	202,047	195,228
Series 2015-66 ID 3.50% 5/25/42 S	236,783	36,400
Series 2015-89 AZ 3.50% 12/25/45	20,495	19,882
Series 2015-95 SH 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/25/46 S●	168,911	34,470
Series 2016-6 AI 3.50% 4/25/34 S	111,121	14,293
Series 2016-33 DI 3.50% 6/25/36 S	254,327	38,477
Series 2016-36 SB 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 3/25/43 S●	83,773	12,626
Series 2016-40 IO 3.50% 7/25/36 S	71,058	11,678
Series 2016-40 ZC 3.00% 7/25/46	38,798	36,106
Series 2016-50 IB 3.00% 2/25/46 S	90,382	13,895
Series 2016-51 LI 3.00% 8/25/46 S	252,984	40,010
Series 2016-55 SK 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/25/46 S●	140,941	28,441
Series 2016-62 SA 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 9/25/46 S●	278,703	58,868
Series 2016-64 CI 3.50% 7/25/43 S	108,380	14,687
Series 2016-74 GS 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/25/46 S●	89,339	20,256
Series 2016-79 JS 4.489% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 11/25/46 S●	261,011	56,432
Series 2016-83 PI 3.50% 7/25/45 S	87,682	15,640
Series 2016-99 DI 3.50% 1/25/46 S	93,111	15,961
Series 2017-4 AI 3.50% 5/25/41 S	114,094	15,592
Series 2017-4 BI 3.50% 5/25/41 S	84,911	13,589
Series 2017-8 BZ 3.00% 2/25/47	128,802	121,200
Series 2017-8 SG 4.439% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/25/47 S●	209,376	42,223
Series 2017-12 JI 3.50% 5/25/40 S	84,875	12,603
Series 2017-15 NZ 3.50% 3/25/47	22,716	22,436
Series 2017-16 SM 4.489% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 3/25/47 S●	245,191	47,800
Series 2017-17 LI 3.00% 4/25/37 S	127,904	13,645
Series 2017-21 ZD 3.50% 4/25/47	40,153	38,549
Series 2017-25 BL 3.00% 4/25/47	16,000	15,260
Series 2017-25 GS 5.139% (6.70% minus LIBOR01M, Cap 6.70%, Floor 0.00%) 4/25/47 S●	238,304	36,417
Series 2017-26 VZ 3.00% 4/25/47	84,073	75,981

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2017-45 JZ 3.00% 6/25/47	12,242	$ 10,381
Series 2017-45 ZK 3.50% 6/25/47	25,589	24,259
Series 2017-46 JI 3.50% 1/25/43S	122,753	16,427
Series 2017-46 VG 3.50% 4/25/38	21,000	20,971
Series 2017-61 TB 3.00% 8/25/44	26,000	24,546
Series 2017-69 SG 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 9/25/47 S●	141,615	28,674
Series 2017-77 HZ 3.50% 10/25/47	44,516	44,397
Series 2017-96 EZ 3.50% 12/25/47	40,234	38,826
Freddie Mac REMICs
Series 3939 EI 3.00% 3/15/26 S	101,457	7,003
Series 4050 EI 4.00% 2/15/39 S	134,823	16,524
Series 4100 EI 3.00% 8/15/27 S	1,085,288	106,913
Series 4101 WI 3.50% 8/15/32 S	62,497	10,430
Series 4109 AI 3.00% 7/15/31 S	322,629	38,023
Series 4120 IK 3.00% 10/15/32 S	263,103	38,568
Series 4135 AI 3.50% 11/15/42 S	108,159	22,735
Series 4146 IA 3.50% 12/15/32 S	134,415	21,437
Series 4150 UI 3.50% 8/15/32 S	178,081	19,999
Series 4159 KS 4.591% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 1/15/43 S●	122,881	24,574
Series 4181 DI 2.50% 3/15/33 S	88,291	11,230
Series 4184 GS 4.561% (6.12% minus LIBOR01M, Cap 6.12%, Floor 0.00%) 3/15/43 S●	142,019	28,614
Series 4185 LI 3.00% 3/15/33 S	133,143	19,809
Series 4191 CI 3.00% 4/15/33 S	58,233	8,440
Series 4216 KI 3.50% 6/15/28 S	103,460	10,511
Series 4435 DY 3.00% 2/15/35	162,000	159,984
Series 4448 TS 1.84% 5/15/40 S●	363,857	21,222
Series 4464 DA 2.50% 1/15/43	16,553	15,212
Series 4494 SA 4.621% (6.18% minus LIBOR01M, Cap 6.18%, Floor 0.00%) 7/15/45 S●	68,893	13,760
Series 4504 IO 3.50% 5/15/42 S	56,713	6,652
Series 4527 CI 3.50% 2/15/44 S	144,190	25,493
Series 4543 HI 3.00% 4/15/44 S	76,928	12,397
Series 4581 LI 3.00% 5/15/36 S	76,191	10,801
Series 4594 SG 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 6/15/46 S●	390,096	88,698
Series 4601 IN 3.50% 7/15/46 S	512,750	107,798
Series 4610 IB 3.00% 6/15/41 S	302,358	38,363
Series 4614 HB 2.50% 9/15/46	77,000	69,273
Series 4623 LZ 2.50% 10/15/46	67,061	56,257

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4623 MS 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 10/15/46 S●	91,319	$ 20,125
Series 4623 MW 2.50% 10/15/46	75,000	67,911
Series 4625 BI 3.50% 6/15/46 S	250,169	51,354
Series 4625 PZ 3.00% 6/15/46	31,145	28,696
Series 4631 GS 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/46 S●	310,930	65,268
Series 4631 LJ 3.00% 3/15/41	17,000	16,543
Series 4636 NZ 3.00% 12/15/46	86,771	82,089
Series 4644 GI 3.50% 5/15/40 S	88,046	11,678
Series 4648 MZ 3.00% 6/15/46	15,456	14,460
Series 4648 ND 3.00% 9/15/46	10,000	9,357
Series 4650 JE 3.00% 7/15/46	12,000	11,502
Series 4655 WI 3.50% 8/15/43 S	89,217	15,973
Series 4657 NW 3.00% 4/15/45	16,000	15,543
Series 4657 PS 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 2/15/47 S●	180,258	33,573
Series 4663 HZ 3.50% 3/15/47	16,473	15,750
Series 4665 NI 3.50% 7/15/41 S	342,331	44,146
Series 4673 WI 3.50% 9/15/43 S	90,273	12,637
Series 4675 KS 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 4/15/47 S●	131,786	26,792
Series 4681 WI 1.457% 8/15/33 S●	399,974	27,759
Series 4690 WI 3.50% 12/15/43 S	96,888	15,640
Series 4700 WI 3.50% 1/15/44 S	95,591	15,207
Series 4703 CI 3.50% 7/15/42 S	156,835	20,773
Freddie Mac Strips
Series 267 S5 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 8/15/42 S●	181,666	33,943
Series 299 S1 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 1/15/43 S●	138,003	24,893
Series 319 S2 4.441% (6.00% minus LIBOR01M, Cap 6.00%, Floor 0.00%) 11/15/43 S●	64,104	12,737
Series 326 S2 4.391% (5.95% minus LIBOR01M, Cap 5.95%, Floor 0.00%) 3/15/44 S●	93,887	17,521
Series 337 S1 4.491% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 9/15/44 S●	98,426	18,300
Series 350 S5 1.645% 9/15/40 S●	184,988	9,582
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 4.811% (LIBOR01M + 3.25%) 7/25/29 ●	250,000	270,882
Series 2018-DNA1 M2 3.361% (LIBOR01M + 1.80%) 7/25/30 ●	75,000	74,861

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Pass Through Certificates
Series T-42 A5 7.50% 2/25/42 ♦	16,416	$18,670
GNMA
Series 2012-136 MX 2.00% 11/20/42	30,000	26,120
Series 2013-113 AZ 3.00% 8/20/43	212,317	206,286
Series 2013-113 LY 3.00% 5/20/43	22,000	21,689
Series 2013-182 CZ 2.50% 12/20/43	33,221	29,863
Series 2015-64 GZ 2.00% 5/20/45	82,269	66,315
Series 2015-74 CI 3.00% 10/16/39 S	137,249	18,601
Series 2015-133 AL 3.00% 5/20/45	214,000	210,923
Series 2015-142 AI 4.00% 2/20/44 S	51,784	7,350
Series 2016-108 SK 4.489% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 8/20/46 S●	203,039	40,733
Series 2016-111 PB 2.50% 8/20/46	74,000	65,886
Series 2016-115 SA 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 8/20/46 S●	290,640	59,260
Series 2016-116 GI 3.50% 11/20/44 S	249,160	44,393
Series 2016-118 DI 3.50% 3/20/43 S	557,991	87,647
Series 2016-118 ES 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	107,295	23,670
Series 2016-120 AS 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	214,968	49,263
Series 2016-120 NS 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	287,604	62,030
Series 2016-121 JS 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	204,703	44,340
Series 2016-126 NS 4.539% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 9/20/46 S●	122,405	26,625
Series 2016-134 MW 3.00% 10/20/46	12,000	11,867
Series 2016-147 ST 4.489% (6.05% minus LIBOR01M, Cap 6.05%, Floor 0.00%) 10/20/46 S●	123,706	25,592
Series 2016-149 GI 4.00% 11/20/46 S	93,371	21,485
Series 2016-156 PB 2.00% 11/20/46	46,000	36,806
Series 2016-160 GI 3.50% 11/20/46 S	170,651	40,381
Series 2016-163 XI 3.00% 10/20/46 S	194,751	28,692
Series 2016-171 IP 3.00% 3/20/46 S	152,624	25,258
Series 2017-4 BW 3.00% 1/20/47	12,000	11,566
Series 2017-10 IB 4.00% 1/20/47 S	147,395	32,079
Series 2017-10 KZ 3.00% 1/20/47	15,456	14,104
Series 2017-18 IQ 4.00% 12/16/43 S	91,524	19,622
Series 2017-18 QS 4.541% (6.10% minus LIBOR01M, Cap 6.10%, Floor 0.00%) 2/16/47 S●	139,455	28,340
Series 2017-34 DY 3.50% 3/20/47	20,000	19,966
Series 2017-56 JZ 3.00% 4/20/47	30,682	28,345

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-56 QS 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 4/20/47 S●	175,953	$ 33,523
Series 2017-68 SB 4.589% (6.15% minus LIBOR01M, Cap 6.15%, Floor 0.00%) 5/20/47 S●	234,624	41,180
Series 2017-80 AS 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 5/20/47 S●	190,330	38,619
Series 2017-91 SM 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 6/20/47 S●	113,041	23,146
Series 2017-101 AI 4.00% 7/20/47 S	97,537	19,316
Series 2017-101 KS 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47 S●	135,457	27,082
Series 2017-101 SK 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 7/20/47 S●	343,363	67,368
Series 2017-101 TI 4.00% 3/20/44 S	124,665	20,425
Series 2017-107 QZ 3.00% 8/20/45	21,317	19,436
Series 2017-113 LB 3.00% 7/20/47	55,000	52,161
Series 2017-114 IK 4.00% 10/20/44 S	194,521	41,861
Series 2017-116 ZL 3.00% 6/20/47	41,619	37,418
Series 2017-117 SD 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47 S●	113,506	23,087
Series 2017-120 QS 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 8/20/47 S●	195,971	42,398
Series 2017-121 CW 3.00% 8/20/47	47,000	43,966
Series 2017-130 YJ 2.50% 8/20/47	25,000	22,646
Series 2017-134 ES 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47 S●	226,862	45,150
Series 2017-134 SD 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47 S●	2,216,765	466,397
Series 2017-137 CZ 3.00% 9/20/47	123,225	111,755
Series 2017-141 JS 4.639% (6.20% minus LIBOR01M, Cap 6.20%, Floor 0.00%) 9/20/47 S●	118,744	24,999
Series 2017-156 LP 2.50% 10/20/47	12,000	10,495
Total Agency Collateralized Mortgage Obligations (cost $9,071,414)		8,841,158

Agency Commercial Mortgage-Backed Securities – 1.39%
Freddie Mac Multifamily Structured Pass Through Certificates
Series KS03 A4 3.161% 5/25/25♦●	110,000	109,911
FREMF Mortgage Trust
Series 2010-K7 B 144A 5.685% 4/25/20 #●	95,000	99,746
Series 2011-K12 B 144A 4.344% 1/25/46 #●	80,000	82,581
Series 2011-K14 B 144A 5.167% 2/25/47 #●	50,000	52,947
Series 2011-K704 B 144A 4.536% 10/25/30 #●	30,000	30,224

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2012-K23 B 144A 3.655% 10/25/45 #●	100,000	$ 101,233
Series 2013-K32 B 144A 3.537% 10/25/46 #●	40,000	40,030
Series 2013-K33 B 144A 3.501% 8/25/46 #●	120,000	119,817
Series 2013-K712 B 144A 3.362% 5/25/45 #●	60,000	60,620
Series 2013-K713 B 144A 3.163% 4/25/46 #●	35,000	34,984
Series 2013-K713 C 144A 3.163% 4/25/46 #●	105,000	104,039
Series 2014-K717 B 144A 3.629% 11/25/47 #●	110,000	110,939
Series 2016-K53 B 144A 4.019% 3/25/49 #●	50,000	50,939
Series 2017-K71 B 144A 3.753% 11/25/50 #●	35,000	34,477
Series 2017-K729 B 144A 3.675% 11/25/49 #●	25,000	24,254
Total Agency Commercial Mortgage-Backed Securities (cost $1,077,492)		1,056,741

Agency Mortgage-Backed Securities – 2.24%
Fannie Mae S.F. 30 yr
4.50% 10/1/43	688,399	734,883
5.00% 6/1/44	85,705	93,430
5.50% 6/1/39	37,889	41,545
5.50% 7/1/40	34,949	38,470
5.50% 9/1/41	53,869	60,505
6.00% 9/1/36	17,535	20,011
6.00% 6/1/37	1,583	1,783
6.00% 7/1/37	1,117	1,245
6.00% 8/1/37	16,911	19,000
6.00% 10/1/38	11,057	12,400
6.00% 10/1/39	132,892	150,107
6.00% 11/1/40	4,401	4,974
6.00% 7/1/41	408,294	456,322
Freddie Mac S.F. 30 yr
6.00% 8/1/38	65,663	74,136
Total Agency Mortgage-Backed Securities (cost $1,736,800)		1,708,811

Collateralized Debt Obligations – 1.71%
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.235% (LIBOR03M + 1.49%) 1/20/29 #●	500,000	503,777
BlueMountain CLO
Series 2015-2A A1 144A 3.164% (LIBOR03M + 1.43%) 7/18/27 #●	250,000	250,906
Cedar Funding VI CLO
Series 2016-6A A1 144A 2.833% (LIBOR03M + 1.47%) 10/20/28 #●	250,000	251,419

		Principal amount°	Value (US $)
Collateralized Debt Obligations (continued)
Venture CDO
Series 2016-25A A1 144A 3.235% (LIBOR03M + 1.49%) 4/20/29 #●		100,000	$ 100,777
Venture XXIV CLO
Series 2016-24A A1D 144A 3.165% (LIBOR03M + 1.42%) 10/20/28 #●		195,000	196,135
Total Collateralized Debt Obligations (cost $1,293,830)			1,303,014

Corporate Bonds – 60.61%
Banking – 11.16%
Akbank Turk 144A 7.20% 3/16/27 #µ		200,000	209,315
Ally Financial 5.75% 11/20/25		220,000	236,225
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #		200,000	193,035
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #		200,000	206,625
Bank of America
144A 3.419% 12/20/28 #µ		230,000	226,691
4.183% 11/25/27		170,000	174,718
Bank of Montreal 3.803% 12/15/32 µ		270,000	263,720
Bank of New York Mellon 4.625% µy		570,000	572,850
Barclays 8.25% µy		325,000	339,018
Credit Suisse Group 144A 6.25% #µy		300,000	324,307
Development Bank of Japan 144A 2.625% 9/1/27 #		200,000	193,201
Goldman Sachs Group
3.272% 9/29/25 µ		195,000	191,520
5.15% 5/22/45		50,000	57,161
JPMorgan Chase & Co.
3.509% 1/23/29 µ		85,000	84,610
3.897% 1/23/49 µ		270,000	271,435
3.964% 11/15/48 µ		40,000	40,425
6.75% µy		440,000	492,250
Landwirtschaftliche Rentenbank 5.375% 4/23/24	NZD	38,000	31,148
Lloyds Banking Group 7.50% µy		340,000	384,625
Morgan Stanley
3.125% 1/23/23		45,000	44,892
3.772% 1/24/29 µ		90,000	90,594
3.95% 4/23/27		50,000	50,444
4.375% 1/22/47		160,000	171,882
5.00% 11/24/25		150,000	162,576
PNC Financial Services Group 5.00% µy		315,000	331,065
Popular 7.00% 7/1/19		115,000	119,427
Royal Bank of Scotland Group 8.625% µy		600,000	671,250
Santander UK 144A 5.00% 11/7/23 #		200,000	211,333

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SunTrust Banks
3.00% 2/2/23	95,000	$94,659
5.05% µy	150,000	150,750
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	200,000	210,998
UBS Group 6.875% µy	860,000	958,834
USB Capital IX 3.50% (LIBOR03M + 1.02%) y●	705,000	639,788
Westpac Banking 5.00% µy	20,000	19,817
Zions Bancorporation 4.50% 6/13/23	75,000	76,914
		8,498,102
Basic Industry – 5.97%
AK Steel 6.375% 10/15/25	235,000	233,237
Allegheny Technologies 7.875% 8/15/23	230,000	253,166
Anglo American Capital 144A 4.875% 5/14/25 #	200,000	211,261
Barrick North America Finance 5.75% 5/1/43	115,000	142,356
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	430,700
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	202,450
Cleveland-Cliffs 144A 5.75% 3/1/25 #	155,000	152,287
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	196,749
Freeport-McMoRan 4.55% 11/14/24	163,000	166,464
Georgia-Pacific 8.00% 1/15/24	195,000	245,125
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	259,675
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	205,000	233,079
Kraton Polymers 144A 7.00% 4/15/25 #	200,000	212,500
Mexichem 144A 5.50% 1/15/48 #	200,000	195,500
Mosaic 5.625% 11/15/43	70,000	76,266
NOVA Chemicals
144A 5.00% 5/1/25 #	60,000	60,750
144A 5.25% 6/1/27 #	200,000	200,000
Novolipetsk Steel Via Steel Funding DAC 144A 4.00% 9/21/24 #	200,000	199,430
OCP 144A 4.50% 10/22/25 #	200,000	202,029
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	203,114
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	200,000	201,130
Vedanta Resources 144A 6.375% 7/30/22 #	200,000	208,980
Westlake Chemical 4.375% 11/15/47	60,000	61,552
		4,547,800
Brokerage – 1.70%
Charles Schwab 3.20% 1/25/28	60,000	59,205
E*TRADE Financial
3.80% 8/24/27	140,000	138,659
5.30% µy	20,000	19,975

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
4.15% 1/23/30	30,000	$ 29,318
6.45% 6/8/27	60,000	69,215
6.50% 1/20/43	565,000	660,718
NFP 144A 6.875% 7/15/25 #	305,000	315,675
		1,292,765
Capital Goods – 6.18%
Advanced Disposal Services 144A 5.625% 11/15/24 #	275,000	284,625
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	305,325
Builders FirstSource 144A 5.625% 9/1/24 #	240,000	252,000
BWAY Holding 144A 7.25% 4/15/25 #	243,000	254,239
Flex Acquisition 144A 6.875% 1/15/25 #	320,000	329,000
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	203,920
H&E Equipment Services 144A 5.625% 9/1/25 #	230,000	239,200
Herc Rentals 144A 7.75% 6/1/24 #	200,000	220,250
Leggett & Platt 3.50% 11/15/27	290,000	282,903
Martin Marietta Materials
3.50% 12/15/27	60,000	58,532
4.25% 12/15/47	55,000	53,393
Republic Services 3.375% 11/15/27	450,000	444,586
Standard Industries 144A 5.00% 2/15/27 #	350,000	356,125
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	220,000	240,350
Summit Materials 144A 5.125% 6/1/25 #	125,000	127,656
TransDigm 6.375% 6/15/26	240,000	246,900
Trident Merger Sub 144A 6.625% 11/1/25 #	315,000	317,363
United Rentals North America 5.875% 9/15/26	170,000	182,750
Waste Management 3.15% 11/15/27	310,000	304,325
		4,703,442
Communications – 6.98%
American Tower 3.60% 1/15/28	200,000	194,333
AT&T
3.40% 8/14/24	175,000	175,254
4.90% 8/14/37	70,000	71,161
5.25% 3/1/37	140,000	148,584
CCO Holdings 144A 5.875% 5/1/27 #	235,000	242,637
CenturyLink 6.75% 12/1/23	280,000	273,434
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	250,000	273,125
Cincinnati Bell 144A 7.00% 7/15/24 #	113,000	109,327
Crown Castle International 3.80% 2/15/28	385,000	377,901
Digicel Group 144A 7.125% 4/1/22 #	200,000	189,250

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications
3.95% 3/20/28	60,000	$ 58,799
5.20% 9/20/47	135,000	138,731
Gray Television 144A 5.875% 7/15/26 #	300,000	309,750
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	98,654
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	209,000
Nexstar Broadcasting 144A 5.625% 8/1/24 #	100,000	103,562
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	196,000
SFR Group 144A 7.375% 5/1/26 #	200,000	197,875
Sirius XM Radio 144A 5.375% 4/15/25 #	145,000	148,987
Sprint 7.875% 9/15/23	370,000	391,737
Sprint Capital 6.875% 11/15/28	50,000	51,813
Time Warner Cable 7.30% 7/1/38	220,000	276,572
Time Warner Entertainment 8.375% 3/15/23	80,000	96,457
UPC Holding 144A 5.50% 1/15/28 #	200,000	192,376
Verizon Communications
4.40% 11/1/34	10,000	10,153
4.50% 8/10/33	235,000	242,017
5.50% 3/16/47	30,000	34,267
Virgin Media Secured Finance 144A 5.50% 8/15/26 #	200,000	205,562
Zayo Group 144A 5.75% 1/15/27 #	295,000	300,546
		5,317,864
Consumer Cyclical – 3.46%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	260,164
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	98,863
Boyd Gaming 6.375% 4/1/26	275,000	295,625
General Motors Financial 5.25% 3/1/26	165,000	178,010
M/I Homes 5.625% 8/1/25	200,000	204,500
Mohegan Gaming & Entertainment 144A 7.875% 10/15/24 #	190,000	195,463
Murphy Oil USA 5.625% 5/1/27	155,000	160,619
New Red Finance 144A 5.00% 10/15/25 #	300,000	301,875
Penn National Gaming 144A 5.625% 1/15/27 #	200,000	207,880
Prime Security Services Borrower 144A 9.25% 5/15/23 #	230,000	255,013
Royal Caribbean Cruises 3.70% 3/15/28	125,000	121,355
Scientific Games International 10.00% 12/1/22	235,000	257,913
Staples 144A 8.50% 9/15/25 #	60,000	58,125
Wyndham Worldwide 4.15% 4/1/24	40,000	40,141
		2,635,546
Consumer Non-Cyclical – 4.83%
Abbott Laboratories 4.90% 11/30/46	115,000	131,701
AbbVie 4.45% 5/14/46	55,000	58,747

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Air Medical Group Holdings 144A 6.375% 5/15/23 #	270,000	$ 256,837
Albertsons 5.75% 3/15/25	165,000	148,087
Aramark Services 144A 5.00% 2/1/28 #	150,000	152,531
BAT Capital 144A 3.557% 8/15/27 #	235,000	230,354
Cott Holdings 144A 5.50% 4/1/25 #	295,000	301,269
DaVita 5.00% 5/1/25	150,000	149,813
Encompass Health 5.75% 9/15/25	135,000	140,231
ESAL 144A 6.25% 2/5/23 #	200,000	195,000
HCA
5.375% 2/1/25	285,000	292,125
5.875% 2/15/26	105,000	110,119
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	209,950
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	138,000	148,523
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	132,365
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	197,875
Rio Energy 144A 6.875% 2/1/25 #	150,000	151,575
Surgery Center Holdings
144A 6.75% 7/1/25 #	250,000	242,187
144A 8.875% 4/15/21 #	250,000	262,188
Tempur Sealy International 5.50% 6/15/26	165,000	166,238
		3,677,715
Electric – 4.08%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	207,598
Avangrid 3.15% 12/1/24	105,000	103,085
Calpine
144A 5.25% 6/1/26 #	125,000	123,125
5.50% 2/1/24	65,000	62,284
5.75% 1/15/25	300,000	285,000
Cerro del Aguila 144A 4.125% 8/16/27 #	200,000	199,660
ComEd Financing III 6.35% 3/15/33	175,000	191,187
Dynegy
7.625% 11/1/24	170,000	184,518
144A 8.125% 1/30/26 #	245,000	271,105
Emera 6.75% 6/15/76 µ	155,000	175,925
Enel 144A 8.75% 9/24/73 #µ	400,000	496,500
IPALCO Enterprises 3.70% 9/1/24	90,000	89,444
ITC Holdings 144A 3.35% 11/15/27 #	280,000	274,660
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	140,000	146,159
5.25% 4/20/46 µ	110,000	117,367
Southwestern Electric Power 3.85% 2/1/48	185,000	183,995
		3,111,612

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy – 9.76%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	$201,433
Alta Mesa Holdings 7.875% 12/15/24	150,000	165,750
AmeriGas Partners 5.50% 5/20/25	315,000	323,663
Anadarko Petroleum 6.60% 3/15/46	90,000	116,838
Antero Resources 5.00% 3/1/25	290,000	297,250
Chesapeake Energy 144A 8.00% 12/15/22 #	115,000	123,769
Crestwood Midstream Partners 5.75% 4/1/25	245,000	253,881
Diamond Offshore Drilling 7.875% 8/15/25	235,000	249,981
Ecopetrol 7.375% 9/18/43	150,000	186,187
Energy Transfer 6.125% 12/15/45	130,000	145,211
Energy Transfer Partners 6.625% µy	100,000	100,180
EnLink Midstream Partners 6.00% µy	40,000	39,758
Enterprise Products Operating 7.034% (LIBOR03M + 2.68%) 1/15/68 ●	30,000	30,337
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	208,540
Genesis Energy 6.50% 10/1/25	183,000	187,117
Gulfport Energy 6.00% 10/15/24	285,000	288,563
Hilcorp Energy I 144A 5.75% 10/1/25 #	285,000	294,975
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	201,169
Laredo Petroleum 6.25% 3/15/23	250,000	260,000
Marathon Oil 4.40% 7/15/27	25,000	26,007
MPLX 4.875% 12/1/24	160,000	170,884
Murphy Oil 6.875% 8/15/24	430,000	460,384
Nabors Industries 144A 5.75% 2/1/25 #	190,000	187,287
Noble Energy
3.85% 1/15/28	170,000	170,633
4.95% 8/15/47	15,000	16,344
5.05% 11/15/44	40,000	44,223
Oasis Petroleum 6.875% 3/15/22	250,000	258,125
ONEOK
4.95% 7/13/47	50,000	53,436
7.50% 9/1/23	90,000	106,576
Petrobras Global Finance
144A 5.299% 1/27/25 #	26,000	26,227
6.75% 1/27/41	110,000	111,925
7.375% 1/17/27	75,000	83,336
Petroleos Mexicanos 6.75% 9/21/47	35,000	36,750
Precision Drilling
144A 7.125% 1/15/26 #	120,000	125,100
7.75% 12/15/23	220,000	237,050
QEP Resources 5.625% 3/1/26	35,000	35,913

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Sabine Pass Liquefaction
5.625% 3/1/25	225,000	$246,315
5.75% 5/15/24	110,000	120,741
5.875% 6/30/26	55,000	61,540
Southwestern Energy 6.70% 1/23/25	245,000	250,513
Sunoco
144A 4.875% 1/15/23 #	65,000	66,366
144A 5.50% 2/15/26 #	67,000	68,571
Transcanada Trust 5.875% 8/15/76 µ	175,000	191,013
Transocean Proteus 144A 6.25% 12/1/24 #	225,000	237,656
WildHorse Resource Development 6.875% 2/1/25	150,000	155,625
Woodside Finance 144A 3.70% 3/15/28 #	120,000	117,460
YPF 144A 27.125% (BADLARPP + 4.00%) 7/7/20 #	105,000	96,784
		7,437,386
Finance Companies – 1.18%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	400,000	438,000
Aviation Capital Group 144A 3.50% 11/1/27 #	235,000	224,711
International Lease Finance 8.625% 1/15/22	200,000	237,908
		900,619
Insurance – 1.34%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	231,187
AXIS Specialty Finance 4.00% 12/6/27	90,000	89,127
MetLife 5.25% µy	145,000	149,365
Prudential Financial 5.375% 5/15/45 µ	95,000	102,600
USIS Merger Sub 144A 6.875% 5/1/25 #	250,000	258,125
Voya Financial 144A 4.70% 1/23/48 #µ	50,000	49,374
XLIT
4.179% (LIBOR03M + 2.458%) y●	65,000	61,181
5.50% 3/31/45	75,000	79,029
		1,019,988
Natural Gas – 0.13%
Sempra Energy
3.80% 2/1/38	55,000	54,357
4.00% 2/1/48	45,000	44,502
		98,859
REITs – 1.07%
Alexandria Real Estate Equities 3.45% 4/30/25	35,000	34,385
AvalonBay Communities 3.20% 1/15/28	25,000	24,460
Corporate Office Properties 5.25% 2/15/24	85,000	90,405
Education Realty Operating Partnership 4.60% 12/1/24	115,000	118,043
Goodman US Finance Three 144A 3.70% 3/15/28 #	35,000	34,112
Hospitality Properties Trust 4.50% 3/15/25	100,000	102,543

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
REITs (continued)
Hudson Pacific Properties 3.95% 11/1/27	50,000	$ 48,799
Kilroy Realty 3.45% 12/15/24	60,000	59,090
LifeStorage 3.50% 7/1/26	95,000	90,679
Trust F/1401 144A 5.25% 1/30/26 #	200,000	211,140
		813,656
Technology – 1.58%
Apple 2.75% 1/13/25	120,000	116,916
Corning 4.375% 11/15/57	45,000	45,018
Dell International 144A 6.02% 6/15/26 #	130,000	142,542
Genesys Telecommunications Laboratories 144A 10.00% 11/30/24 #	205,000	227,037
Oracle
3.80% 11/15/37	125,000	128,451
4.00% 11/15/47	115,000	118,628
Solera 144A 10.50% 3/1/24 #	225,000	253,406
Symantec 144A 5.00% 4/15/25 #	170,000	173,796
		1,205,794
Transportation – 0.92%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	193,504
Avis Budget Car Rental 144A 6.375% 4/1/24 #	120,000	123,480
FedEx 4.05% 2/15/48	120,000	119,880
Transnet SOC 144A 4.00% 7/26/22 #	200,000	199,047
United Parcel Service 3.05% 11/15/27	65,000	63,941
		699,852
Utilities – 0.27%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	204,000
		204,000

Total Corporate Bonds (cost $45,372,911)		46,165,000

Municipal Bonds – 3.09%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	265,207
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,000,000	971,470
Series A-2 6.50% 6/1/47	200,000	199,986

	Principal amount°	Value (US $)
Municipal Bonds (continued)
New Jersey Turnpike Authority
(Build America Bonds)
Series A 7.102% 1/1/41	90,000	$ 132,304
Series F 7.414% 1/1/40	45,000	68,399
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	57,901
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	210,369
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	400,000	445,576
Total Municipal Bonds (cost $2,293,556)		2,351,212

Non-Agency Asset-Backed Securities – 1.22%
Barclays Dryrock Issuance Trust
Series 2017-1 A 1.889% (LIBOR01M + 0.33%) 3/15/23 ●	100,000	100,369
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.44% 11/25/36 f	300,000	311,520
Discover Card Execution Note Trust
Series 2017-A5 A5 2.159% (LIBOR01M + 0.60%) 12/15/26 ●	105,000	106,338
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	100,000	100,018
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	46,750	45,104
Nissan Master Owner Trust Receivables
Series 2017-C A 1.879% (LIBOR01M + 0.32%) 10/17/22 ●	115,000	115,252
PFS Financing
Series 2017-C A 144A 2.029% (LIBOR01M + 0.47%) 10/15/21 #●	100,000	99,854
Wendys Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	50,000	49,984
Total Non-Agency Asset-Backed Securities (cost $878,000)		928,439

Non-Agency Collateralized Mortgage Obligations – 3.25%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	51,186	51,118
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	100,000	100,925

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	25,290	$ 25,720
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	40,720	42,505
Series 2007-A1 7A4 3.682% 7/25/35 ●	70,752	63,642
Series 2014-2 B1 144A 3.424% 6/25/29 #●	72,490	72,194
Series 2014-2 B2 144A 3.424% 6/25/29 #●	72,490	71,717
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,043
Series 2015-1 B1 144A 2.618% 12/25/44 #●	195,256	194,344
Series 2015-4 B1 144A 3.625% 6/25/45 #●	94,307	92,852
Series 2015-4 B2 144A 3.625% 6/25/45 #●	94,307	90,938
Series 2015-5 B2 144A 2.867% 5/25/45 #●	96,506	94,813
Series 2015-6 B1 144A 3.614% 10/25/45 #●	93,953	91,907
Series 2015-6 B2 144A 3.614% 10/25/45 #●	93,953	89,567
Series 2016-4 B1 144A 3.901% 10/25/46 #●	97,034	97,228
Series 2016-4 B2 144A 3.901% 10/25/46 #●	97,034	96,569
Series 2017-1 B2 144A 3.556% 1/25/47 #●	83,346	81,025
Series 2017-2 A3 144A 3.50% 5/25/47 #●	36,422	36,313
Series 2017-6 B1 144A 3.859% 12/25/48 #●	34,945	33,692
New Residential Mortgage Loan Trust
Series 2016-4A A1 144A 3.75% 11/25/56 #●	76,108	77,109
Series 2017-1A A1 144A 4.00% 2/25/57 #●	79,435	81,129
Series 2017-2A A4 144A 4.00% 3/25/57 #●	79,954	81,280
Series 2017-6A A1 144A 4.00% 8/27/57 #●	93,300	95,088
New Residential Mortgage Trust
Series 2018-1A A1A 144A 4.00% 12/25/57 #●	100,000	102,164
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	39,112	39,018
Series 2015-1 B2 144A 3.876% 1/25/45 #●	46,473	45,570
Series 2017-4 A1 144A 3.50% 7/25/47 #●	90,853	90,804
Structured Asset Securities Mortgage Pass Through Certificates
Series 2004-20 2A1 5.50% 11/25/34 ♦	20,368	20,790
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	60,472	60,195
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	65,353	64,902
Series 2017-1 A1 144A 2.75% 10/25/56 #●	80,903	80,372
Series 2017-2 A1 144A 2.75% 4/25/57 #●	85,229	84,673
Washington Mutual Mortgage Pass Through Certificates Trust
Series 2005-1 5A2 6.00% 3/25/35 ♦	46,468	12,561
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 3.341% 4/25/36 ●	10,976	10,378
Total Non-Agency Collateralized Mortgage Obligations (cost $2,515,994)		2,473,145

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities – 4.99%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 AS 3.748% 2/15/50	60,000	$60,143
Series 2017-BNK3 C 4.352% 2/15/50 ●	35,000	35,107
BANK
Series 2017-BNK4 XA 1.455% 5/15/50 ●	452,380	42,744
Series 2017-BNK5 A5 3.39% 6/15/60	145,000	145,269
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	59,458
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	65,333
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	61,055
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	84,666
Series 2016-CD2 A4 3.526% 11/10/49 ●	80,000	81,135
CFCRE Commercial Mortgage Trust
Series 2016-C7 A3 3.839% 12/10/54	100,000	103,406
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	76,921
Series 2015-GC27 A5 3.137% 2/10/48	150,000	149,061
Series 2017-C4 A4 3.471% 10/12/50	45,000	45,301
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	108,976
Series 2013-WWP A2 144A 3.424% 3/10/31 #	100,000	103,213
Series 2014-CR19 A5 3.796% 8/10/47	80,000	82,783
Series 2015-CR23 A4 3.497% 5/10/48	85,000	86,397
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ♦	70,000	72,194
DB-JPM
Series 2016-C3 A5 2.89% 9/10/49	105,000	101,536
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	100,505
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	155,479
Series 2015-GC32 A4 3.764% 7/10/48	75,000	77,453
Series 2017-GS6 A3 3.433% 5/10/50	75,000	75,325
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.353% 2/15/48 ●	1,140,163	67,074
Series 2015-C31 A3 3.801% 8/15/48	65,000	67,307
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.526% 8/12/37 ●	35,000	35,586
Series 2013-LC11 B 3.499% 4/15/46	130,000	128,809
Series 2016-JP2 AS 3.056% 8/15/49	150,000	144,239
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	89,148
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	84,424

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	88,566	$ 70,012
Morgan Stanley BAML Trust
Series 2014-C17 A5 3.741% 8/15/47	100,000	102,952
Series 2015-C26 A5 3.531% 10/15/48	100,000	101,702
Series 2016-C29 A4 3.325% 5/15/49	95,000	95,057
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,981
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	135,000	135,884
Series 2015-C30 XA 0.956% 9/15/58 ●	1,912,948	104,919
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	45,873
Series 2016-BNK1 A3 2.652% 8/15/49	155,000	147,350
Series 2017-C38 A5 3.453% 7/15/50	90,000	90,325
Series 2017-RB1 XA 1.285% 3/15/50 ●	997,251	90,506
WF-RBS Commercial Mortgage Trust
Series 2012-C10 A3 2.875% 12/15/45	135,000	134,142
Total Non-Agency Commercial Mortgage-Backed Securities (cost $3,945,196)		3,803,750

Regional Bond – 0.21%Δ
Argentina – 0.21%
Provincia de Cordoba 144A 7.125% 6/10/21 #	150,000	159,675
Total Regional Bond (cost $157,650)		159,675

Loan Agreements – 0.83%
Applied Systems 2nd Lien 8.00% (LIBOR03M + 7.00%) 9/19/25 ●	100,000	103,813
Blue Ribbon 1st Lien 5.00% (LIBOR03M + 4.00%) 11/13/21 ●	102,808	102,873
Kronos 2nd Lien 9.25% (LIBOR03M + 8.25%) 11/1/24 ●	150,000	156,516
Summit Midstream Partners Holdings Tranche B 1st Lien 7.00% (LIBOR03M + 6.00%) 5/21/22 ●	230,000	234,313
Windstream Services Tranche B6 1st Lien 4.75% (LIBOR03M + 4.00%) 3/30/21 ●	38,602	36,479

Total Loan Agreements (cost $630,061)		633,994

Sovereign Bonds – 3.89%Δ
Argentina – 0.40%
Argentine Bonos del Tesoro 21.20% 9/19/18	ARS 2,325,000	127,736
Argentine Republic Government International Bond 5.625% 1/26/22	175,000	179,900
		307,636

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Azerbaijan – 0.17%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		150,000	$132,993
			132,993
Bermuda – 0.26%
Bermuda Government International Bond 144A 3.717% 1/25/27 #		200,000	201,000
			201,000
Brazil – 0.22%
Brazil Notas do Tesouro Nacional Series F
10.00% 1/1/23	BRL	203,000	65,677
10.00% 1/1/25	BRL	317,000	101,938
			167,615
Colombia – 0.24%
Colombian TES 7.00% 6/30/32	COP	500,000,000	179,816
			179,816
Ecuador – 0.27%
Ecuador Government International Bond 144A 7.875% 1/23/28 #		200,000	203,300
			203,300
Egypt – 0.30%
Egypt Government International Bond 144A 8.50% 1/31/47 #		200,000	229,735
			229,735
Ivory Coast – 0.27%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		200,000	205,505
			205,505
Malaysia – 0.51%
Malaysia Government Bond 3.844% 4/15/33	MYR	1,602,000	385,729
			385,729
Mexico – 0.07%
Mexican Bonos 10.00% 12/5/24	MXN	863,000	52,549
			52,549
Mongolia – 0.27%
Mongolia Government International Bond 144A 5.625% 5/1/23 #		200,000	204,501
			204,501
Poland – 0.20%
Republic of Poland Government Bond 1.75% 7/25/21	PLN	515,000	151,464
			151,464

Schedule of investments

Delaware Strategic Income Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Sri Lanka – 0.34%
Sri Lanka Government International Bond 144A 5.75% 1/18/22 #		250,000	$ 259,225
			259,225
Ukraine – 0.27%
Ukraine Government International Bond 144A 7.375% 9/25/32 #		200,000	203,391
			203,391
Uruguay – 0.10%
Uruguay Government International Bond 144A 9.875% 6/20/22 #	UYU	2,092,000	76,625
			76,625
Total Sovereign Bonds (cost $2,886,159)			2,961,084

Supranational Banks – 1.47%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	207,400
European Bank for Reconstruction & Development
6.00% 5/4/20	INR	7,100,000	112,079
Inter-American Development Bank
6.25% 6/15/21	IDR	2,900,000,000	222,190
7.875% 3/14/23	IDR	2,500,000,000	207,139
International Bank for Reconstruction & Development
4.75% 1/15/21	COP	630,000,000	220,406
International Finance
6.30% 11/25/24	INR	6,830,000	107,876
7.00% 7/20/27	MXN	910,000	45,289
Total Supranational Banks (cost $1,104,548)			1,122,379

US Treasury Obligation – 0.28%
US Treasury Note
2.25% 11/15/27		225,000	215,987
Total US Treasury Obligation (cost $217,203)			215,987

		Number of shares
Convertible Preferred Stock – 0.04%
Bank of America 7.25% exercise price $50.00 y		7	8,834
Wells Fargo & Co. 7.50% exercise price $156.71 y		14	17,920
Total Convertible Preferred Stock (cost $26,267)			26,754

Preferred Stock – 1.96%
Bank of America 6.50% µy		400,000	448,000
General Electric 5.00% µy		491,000	496,524

	Number of shares	Value (US $)
Preferred Stock (continued)
Integrys Holdings 6.00% 8/1/73 µ	4,400	$118,580
Morgan Stanley 5.55% µy	20,000	20,700
US Bancorp 3.50% (LIBOR03M + 1.02%) y●	350	318,238
USB Realty 144A 2.867% (LIBOR03M + 1.147%) #y●	100,000	90,375
Total Preferred Stock (cost $1,394,273)		1,492,417

	Number of contracts
Options Purchased – 0.04%
Currency Call Option – 0.00%
USD vs MXN strike price MXN 19.50, expiration date 2/12/18, notional amount MXN 7,381 (UBS)	87,000	48
		48
Futures Call Option – 0.01%
US Treasury 10 yr notes strike price $123, expiration date 2/23/18, notional amount $3,936,000	32	2,500
		2,500
Futures Put Option – 0.03%
US Treasury 10 yr notes strike price $122, expiration date 2/23/18, notional amount $3,904,000	32	23,500
		23,500
Total Options Purchased (cost $24,491)		26,048

	Principal amount°
Short-Term Investments – 1.41%
Discount Notes – 0.41%≠
Federal Home Loan Bank
1.28% 2/5/18	138,153	138,134
1.30% 2/8/18	170,504	170,460
		308,594
Repurchase Agreements – 0.68%
Bank of America Merrill Lynch
1.28%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $98,112 (collateralized by US government obligations 1.181% 10/31/19; market value $100,070)	98,108	98,108
Bank of Montreal
1.17%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $196,223 (collateralized by US government obligations 1.25%-4.25% 4/30/19–11/15/45; market value $200,140)	196,216	196,216

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Short-Term Investments (continued)
Repurchase Agreements (continued)
BNP Paribas
1.30%, dated 1/31/18, to be repurchased on 2/1/18, repurchase price $223,726 (collateralized by US government obligations 0.00%–2.50% 5/15/18–11/15/45; market value $228,192)	223,718	$ 223,718
		518,042
US Treasury Obligation – 0.32%
US Treasury Bill 1.175% 2/1/18	246,101	246,101
		246,101
Total Short-Term Investments (cost $1,072,737)		1,072,737

Total Value of Securities – 100.24% (cost $75,698,582)		$76,342,345

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Jan. 31, 2018, the aggregate value of Rule 144A securities was $29,017,952, which represents 38.10% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Jan. 31, 2018. Rate will reset at a future date.

∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

●	Variable rate investment. Rates reset periodically. Rates shown reflect the rate in effect at Jan. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Jan. 31, 2018.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Jan. 31, 2018:1

Foreign Currency Exchange Contracts

Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation

BAML	CAD	155,506	USD	(124,639)	2/23/18	$1,820	$—
BAML	EUR	4,429	USD	(5,316)	2/23/18	190	—
BAML	PHP	4,774,662	USD	(93,897)	2/23/18	—	(979)
BNP	AUD	118,027	USD	(93,147)	2/23/18	1,949	—
TD	MXN	(1,420,533)	USD	72,947	2/23/18	—	(3,108)

Total Foreign Currency Exchange Contracts						$3,959	$(4,087)

Futures Contracts

Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation

(72) US Treasury 5 yr Notes	$(8,259,188)	$(8,313,671)	3/30/18	$54,484
(30) US Treasury 10 yr Notes	(3,647,344)	(3,688,274)	3/21/18	40,930

Total Futures Contracts		$(12,001,945)		$95,414

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]

Over-The-Counter/ Protection Sold/ Moody’s Ratings:
MSC-CMBX.NA.BBB.6[5] 5/11/63-Monthly	460,000	3.00%	$(68,238)	$(51,996)	$(16,242)

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 6 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are

Schedule of investments

Delaware Strategic Income Fund

amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

3Notional amount shown is stated in US dollars unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $1,084.

5Markit’s CMBX Index or the CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:

ARS – Argentine Peso

AUD – Australian Dollar

BADLARPP – Argentina Term Deposit Rate

BAML – Bank of America Merrill Lynch

BB – Barclays Bank

BNP – BNP Paribas

BRL – Brazilian Real

CAD – Canadian Dollar

CDO – Collateralized Debt Obligation

CDS – Credit Default Swap

CLO – Collateralized Loan Obligation

CMBX.NA – Commercial Mortgaged-Backed Securities Index North America

COP – Colombian Peso

DB – Deutsche Bank

EUR – European Monetary Unit

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

IDR – Indonesian Rupiah

INR – Indian Rupee

JPM – JPMorgan

LB – Lehman Brothers

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

MSC – Morgan Stanley Capital

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

Summary of abbreviations (continued)

PHP – Philippine Peso

PLN – Polish Zloty

RBS – Royal Bank of Scotland

REIT – Real Estate Investment Trust

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TD – Toronto Dominion Bank

USD – US Dollar

UYU – Uruguay Peso

WF – Wells Fargo

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Strategic Income Fund	January 31, 2018 (Unaudited)

Assets:
Investments, at value[1]	$75,243,560
Short-term investments, at value[2]	1,072,737
Cash	201,619
Options purchased, at value[3]	26,048
Foreign currencies, at value[4]	169,155
Cash collateral due from brokers on futures contracts	68,000
Interest receivable	839,163
Receivable for securities sold	558,092
Receivable for fund shares sold	53,627
Variation margin due from broker on futures contracts	22,594
Unrealized appreciation on foreign currency exchange contracts	3,959
Swap payments receivable	371
Other assets[5]	97,871

Total assets	78,356,796

Liabilities:
Payable for securities purchased	1,121,278
Payable for fund shares redeemed	427,238
Contingent liabilities[5]	326,237
Other accrued expenses	122,865
Distribution payable	75,946
Upfront payments received on credit default swap contracts	51,996
Audit and tax fees payable	26,291
Unrealized depreciation on credit default swap contracts	16,242
Distribution fees payable to affiliates	14,103
Investment management fees payable to affiliates	5,664
Unrealized depreciation on foreign currency exchange contracts	4,087
Dividend disbursing and transfer agent fees and expenses payable to affiliates	1,261
Deferred capital gains tax payable	1,081
Accounting and administration expenses payable to affiliates	584
Trustees’ fees and expenses payable to affiliates	222
Legal fees payable to affiliates	113
Reports and statements to shareholders expenses payable to affiliates	51

Total liabilities	2,195,259

Total Net Assets	$76,161,537

Net Assets Consist of:
Paid-in capital	$79,052,942
Distributions in excess of net investment income	(297,756)
Accumulated net realized loss	(3,325,383)
Net unrealized appreciation of investments	641,125
Net unrealized appreciation of foreign currencies	8,924
Net unrealized depreciation of foreign currency exchange contracts	(128)
Net unrealized appreciation of futures contracts	95,414
Net unrealized appreciation of options purchased	1,557
Net unrealized depreciation of swap contracts	(15,158)

Total Net Assets	$76,161,537

Net Asset Value
Class A:
Net assets	$36,122,570
Shares of beneficial interest outstanding, unlimited authorization, no par	4,338,137
Net asset value per share	$8.33
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.72

Class C:
Net assets	$4,881,184
Shares of beneficial interest outstanding, unlimited authorization, no par	585,576
Net asset value per share	$8.34

Class R:
Net assets	$4,902,044
Shares of beneficial interest outstanding, unlimited authorization, no par	586,777
Net asset value per share	$8.35

Institutional Class:
Net assets	$30,255,739
Shares of beneficial interest outstanding, unlimited authorization, no par	3,630,017
Net asset value per share	$8.33
[1]Investments, at cost	$74,601,354
[2]Short-term investments, at cost	1,072,737
[3]Foreign currencies, at cost	160,492
[4]Options purchased, at cost	24,491
[5]See Note 11 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Strategic Income Fund	Six months ended January 31, 2018 (Unaudied)

Investment Income:
Interest	$1,925,334
Dividends	12,065
Foreign tax withheld	(1,119)

1,936,280

Expenses:
Management fees	233,188
Distribution expenses – Class A	55,340
Distribution expenses – Class C	25,680
Distribution expenses – Class R	13,031
Dividend disbursing and transfer agent fees and expenses	59,058
Registration fees	36,374
Legal fees	31,414
Audit and tax fees	26,524
Accounting and administration expenses	22,009
Reports and statements to shareholders expenses	14,614
Custodian fees	13,442
Trustees’ fees and expenses	2,045
Other	24,369

557,088
Less expenses waived	(186,490)
Less expense paid indirectly	(160)

Total operating expenses	370,438

Net Investment Income	1,565,842

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$478,289
Foreign currencies	(125,922)
Foreign currency exchange contracts	(6,136)
Futures contracts	4,008
Options purchased	(11,930)
Swap contracts	(151,043)

Net realized gain	187,266

Net change in unrealized appreciation (depreciation) of:
Investments[1]	(812,503)
Foreign currencies	9,588
Foreign currency exchange contracts	(6,500)
Futures contracts	47,615
Options purchased	4,999
Swap contracts	(15,189)

Net change in unrealized appreciation (depreciation)	(771,990)

Net Realized and Unrealized Loss	(584,724)

Net Increase in Net Assets Resulting from Operations	$981,118

1Includes $1,081 capital gains tax accrued.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,565,842	$3,343,670
Net realized gain (loss)	187,266	(514,675)
Net change in unrealized appreciation (depreciation)	(771,990)	(1,869,172)

Net increase in net assets resulting from operations	981,118	959,823

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(909,961)	(2,072,447)
Class C	(86,068)	(205,608)
Class R	(100,388)	(209,798)
Institutional Class	(662,953)	(1,646,207)

	(1,759,370)	(4,134,060)

Capital Share Transactions:
Proceeds from shares sold:
Class A	1,193,028	6,369,718
Class C	483,372	1,282,218
Class R	214,822	689,331
Institutional Class	15,058,730	22,005,985

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	847,748	1,879,296
Class C	83,305	189,278
Class R	101,946	206,676
Institutional Class	656,209	1,580,499

	18,639,160	34,203,001

	Six months ended 1/31/18 (Unaudited)	Year ended 7/31/17
Capital Share Transactions(continued):
Cost of shares redeemed:
Class A	$(16,720,972)	$(24,891,676)
Class C	(630,862)	(5,731,991)
Class R	(1,089,136)	(1,826,644)
Institutional Class	(19,019,228)	(40,705,695)

	(37,460,198)	(73,156,006)

Decrease in net assets derived from capital share transactions	(18,821,038)	(38,953,005)

Net Decrease in Net Assets	(19,599,290)	(42,127,242)

Net Assets:
Beginning of period	95,760,827	137,888,069

End of period	$76,161,537	$95,760,827

Distributions in excess of net investment income	$(297,756)	$(104,228)

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$ 8.41	$8.57	$8.43	$8.53	$8.34	$8.75

0.15	0.24	0.15	0.20	0.23	0.20
(0.06)	(0.10)	0.20	(0.06)	0.23	(0.32)

0.09	0.14	0.35	0.14	0.46	(0.12)

(0.17)	(0.30)	(0.20)	(0.23)	(0.23)	(0.27)
—	—	(0.01)	(0.01)	(0.04)	—
—	—	—	—	—	(0.02)

(0.17)	(0.30)	(0.21)	(0.24)	(0.27)	(0.29)

$ 8.33	$8.41	$8.57	$8.43	$8.53	$8.34

1.12%	1.73%	4.15%	1.65%	5.60%	(1.51% )

$36,123	$51,220	$69,524	$64,069	$65,466	$81,042
0.90%	0.90%	0.90%	0.91%	0.90%	0.90%

1.34%	1.29%	1.21%	1.21%	1.19%	1.17%
3.67%	2.84%	1.80%	2.30%	2.70%	2.33%

3.23%	2.45%	1.49%	2.00%	2.41%	2.06%
61%	210%	316%	313%	273%	340%

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended

(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$ 8.42	$8.58	$8.44	$8.54	$8.35	$ 8.76

0.12	0.18	0.09	0.13	0.16	0.14
(0.06)	(0.10)	0.19	(0.05)	0.24	(0.33)

0.06	0.08	0.28	0.08	0.40	(0.19)

(0.14)	(0.24)	(0.13)	(0.17)	(0.17)	(0.20)
—	—	(0.01)	(0.01)	(0.04)	—
—	—	—	—	—	(0.02)

(0.14)	(0.24)	(0.14)	(0.18)	(0.21)	(0.22)

$ 8.34	$8.42	$8.58	$8.44	$8.54	$ 8.35

0.74%	0.97%	3.37%	0.89%	4.81%	(2.24%)

$ 4,881	$4,996	$9,490	$8,375	$8,572	$10,990
1.65%	1.65%	1.65%	1.66%	1.65%	1.65%

2.09%	2.04%	1.96%	1.96%	1.93%	1.87%
2.92%	2.09%	1.05%	1.55%	1.95%	1.58%

2.48%	1.70%	0.74%	1.25%	1.67%	1.36%
61%	210%	316%	313%	273%	340%

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period.

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$8.44	$8.60	$8.46	$8.56	$8.37	$ 8.78

0.14	0.22	0.13	0.18	0.21	0.18
(0.07)	(0.10)	0.19	(0.06)	0.23	(0.33)

0.07	0.12	0.32	0.12	0.44	(0.15)

(0.16)	(0.28)	(0.17)	(0.21)	(0.21)	(0.24)
—	—	(0.01)	(0.01)	(0.04)	—
—	—	—	—	—	(0.02)

(0.16)	(0.28)	(0.18)	(0.22)	(0.25)	(0.26)

$8.35	$8.44	$8.60	$8.46	$8.56	$ 8.37

0.88%	1.48%	3.88%	1.40%	5.32%	(1.74%)

$4,902	$5,725	$6,793	$6,863	$7,793	$ 8,077
1.15%	1.15%	1.15%	1.16%	1.15%	1.15%

1.59%	1.54%	1.46%	1.46%	1.45%	1.47%
3.42%	2.59%	1.55%	2.05%	2.45%	2.08%

2.98%	2.20%	1.24%	1.75%	2.15%	1.76%
61%	210%	316%	313%	273%	340%

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived[4]
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4]	Expenses paid indirectly were not material and had no impact on the ratios disclosed. Expenses paid indirectly for the six months ended Jan. 31, 2018 are reflected on the “Statement of operations.”

See accompanying notes, which are an integral part of the financial statements.

Six months ended 1/31/18[1]	Year ended
(Unaudited)	7/31/17	7/31/16	7/31/15	7/31/14	7/31/13
$ 8.42	$8.58	$8.44	$8.54	$8.35	$ 8.76

0.17	0.26	0.17	0.22	0.25	0.22
(0.08)	(0.10)	0.20	(0.05)	0.24	(0.32)

0.09	0.16	0.37	0.17	0.49	(0.10)

(0.18)	(0.32)	(0.22)	(0.26)	(0.26)	(0.29)
—	—	(0.01)	(0.01)	(0.04)	—
—	—	—	—	—	(0.02)

(0.18)	(0.32)	(0.23)	(0.27)	(0.30)	(0.31)

$ 8.33	$8.42	$8.58	$8.44	$8.54	$ 8.35

1.13%	1.99%	4.40%	1.90%	5.86%	(1.26%)

$30,256	$33,820	$52,081	$46,155	$30,241	$60,210
0.65%	0.65%	0.65%	0.66%	0.65%	0.65%

1.09%	1.04%	0.96%	0.96%	0.93%	0.87%
3.92%	3.09%	2.05%	2.55%	2.95%	2.58%

3.48%	2.70%	1.74%	2.25%	2.67%	2.36%
61%	210%	316%	313%	273%	340%

Notes to financial statements

Delaware Strategic Income Fund	January 31, 2018 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or to be taken on the Fund’s federal income tax returns through the six months ended Jan. 31, 2018 and for all open tax years (years ended July 31, 2015–July 31, 2017), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended Jan. 31, 2018, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Jan. 31, 2018, and matured on the next business day.

To Be Announced Trades (TBA) – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or transaction is completed; however, the market value may change prior to delivery.

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of asset-and mortgage-backed securities are classified as interest income. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expense paid under this arrangement is included on the

“Statement of operations” under “Custodian fees” with the corresponding expense offset included under “Less expenses paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $51 under this agreement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended Jan. 31, 2018, the Fund earned $109 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)), in order to prevent total annual operating expenses from exceeding 0.65% of the Fund’s average daily net assets from Aug. 1, 2017 through Jan. 31, 2018.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees were calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds from Aug. 1, 2017 through Aug. 31, 2017 at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above were allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. Effective Sept. 1, 2017, the Fund as well as the other Delaware Funds entered into an amendment to the DIFSC agreement. Under the amendment to the DIFSC agreement, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each Fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each Fund in the Delaware Funds then pays its portion of the remainder of the Total Fee on a relative NAV basis. For the six months ended Jan. 31, 2018, the Fund was charged $3,350 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% on average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended Jan. 31, 2018, the Fund was charged $8,329 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, annual 12b-1 fees of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are currently subject to a blended 12b-1 fee equal to the sum of: (i) 0.10% of the average daily net assets representing shares acquired prior to June 1, 1992, and (ii) 0.25% of the average daily net assets representing shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, the blended rate based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares pay no 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended Jan. 31, 2018, the Fund was charged $823 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended Jan. 31, 2018, DDLP earned $675 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended Jan. 31, 2018 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended Jan. 31, 2018, the Fund engaged in securities purchases of $154,925 and securities sales of $1,959,993, which resulted in net realized gains of $43,030.

*The aggregate contractual waiver period covering this report is from Nov. 28, 2016, through Nov. 28, 2018.

3. Investments

For the six months ended Jan. 31, 2018, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$37,144,056
Purchases of US government securities	12,115,021
Sales other than US government securities	54,191,101
Sales of US government securities	13,671,753

At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At Jan. 31, 2018, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$75,812,946

Aggregate unrealized appreciation of investments and derivatives	$1,744,833
Aggregate unrealized depreciation of investments and derivatives	(1,188,386)

Net unrealized appreciation of investments and derivatives	$556,447

Under the Regulated Investment Company Modernization Act of 2010 (Act), net capital losses recognized for tax years beginning after Dec. 22, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. At July 31, 2017, the Fund has capital loss carryforwards available to offset future realized capital gains as follows:

No Expiration
Loss carryforward character
Short-term	Long-term
$1,770,197	$1,297,723

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Jan. 31, 2018:

Securities:	Level 1	Level 2	Total
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$20,115,058	$20,115,058
Corporate Debt	—	46,165,000	46,165,000
Municipal Bonds	—	2,351,212	2,351,212
Foreign Bonds	—	4,243,138	4,243,138
Loan Agreements	—	633,994	633,994
US Treasury Obligations	—	215,987	215,987
Convertible Preferred Stock	26,754	—	26,754
Preferred Stock[1]	318,238	1,174,179	1,492,417
Short-Term Investments	—	1,072,737	1,072,737
Options Purchased	—	26,048	26,048

Total Value of Securities	$344,992	$75,997,353	$76,342,345

Derivatives:[2]
Assets:
Foreign Currency Exchange Contracts	$—	$3,959	$3,959
Futures Contracts	95,414	—	95,414
Liabilities:
Foreign Currency Exchange Contracts	—	(4,087)	(4,087)
Swap Contracts	—	(16,242)	(16,242)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Total
Preferred Stock	21.32%	78.68%	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended Jan. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of period in relation to the Fund’s net assets. At Jan. 31, 2018, there were no Level 3 investments.

Notes to financial statements

Delaware Strategic Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/18	Year ended 7/3/17
Shares sold:
Class A	142,300	763,586
Class C	57,484	153,560
Class R	25,526	82,402
Institutional Class	1,797,907	2,624,716

Shares issued upon reinvestment of dividends and distributions:
Class A	101,227	225,335
Class C	9,944	22,672
Class R	12,139	24,712
Institutional Class	78,324	189,351

	2,224,851	4,086,334

Shares redeemed:
Class A	(1,995,756)	(3,009,513)
Class C	(75,309)	(688,622)
Class R	(129,447)	(218,457)
Institutional Class	(2,263,453)	(4,866,090)

	(4,463,965)	(8,782,682)

Net decrease	(2,239,114)	(4,696,348)

Certain shareholders may exchange shares of one class for shares of another class in the same fund. For the year ended July 31, 2017, 71,413 Class A shares were exchanged to 71,479 Institutional Class shares valued at $591,575 The exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets.” There were no exchange transactions for the six months ended Jan. 31, 2018.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was generally allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 6, 2017.

On Nov. 6, 2017, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 5, 2018.

The Fund had no amounts outstanding as of Jan. 31, 2018, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of securities that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended Jan. 31, 2018, the Fund used foreign currency exchange contracts to hedge the US dollar value of securities it already owned that were denominated in foreign currencies.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day,

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Jan. 31, 2018, the Fund posted $68,000 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker on futures contracts” on the “Statement of assets and liabilities.”

During the six months ended Jan. 31, 2018, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and to facilitate investments in portfolio securities.

Options Contracts – The Fund may enter into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the six months ended Jan. 31, 2018.

During the six months ended Jan. 31, 2018, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions, to manage the Fund’s exposure to changes in foreign currencies, and to adjust the Fund’s overall exposure to certain markets.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended Jan. 31, 2018, the Fund entered into CDS contracts as a purchaser and seller of protection, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

As disclosed in the footnotes to the “Schedule of investments” at Jan. 31, 2018, the notional amount of the protection sold was $460,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. In addition to serving as the source of the current value of the securities, the quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At Jan. 31, 2018, there were no recourse provisions with third parties to recover any amounts paid under the credit derivative agreement (including any purchased credit protection) nor was any collateral held by the Fund and other third parties which the Fund can obtain in the occurrence of a credit event. At Jan. 31, 2018, net unrealized depreciation of the protection sold was $(16,242).

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk.

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended Jan. 31, 2018, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Fair values of derivative instruments as of Jan. 31, 2018 was as follows:

		Asset Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total

Unrealized appreciation on foreign currency exchange contracts	$3,959	$—	$3,959
Variation margin due from broker on futures contracts*		95,414	95,414
Options purchased, at value	48	26,000	26,048

Total	$4,007	$121,414	$125,421

Fair values of derivative instruments as of Jan. 31, 2018 was as follows (continued):

	Liability Derivatives Fair Value

Statement of Assets and Liabilities Location	Currency Contracts	Credit Contracts	Total

Unrealized depreciation on foreign currency exchange contracts	$4,087	$—	$4,087
Unrealized depreciation on credit default swap contracts	—	16,242	16,242

Total	$4,087	$16,242	$20,329

* Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through Jan. 31, 2018. Only current day variation margin is reported on the Fund’s “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended Jan. 31, 2018 was as follows:

	Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(6,136)	$—	$(11,930)	$—	$(18,066)
Interest rate contracts	—	4,008			4,008
Credit contracts	—	—	—	(151,043)	(151,043)

Total	$(6,136)	$4,008	$(11,930)	$(151,043)	$(165,101)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Swap Contracts	Total
Currency contracts	$(6,500)	$—	$1,680	$—	$(4,820)
Interest rate contracts	—	47,615	3,319	—	50,934
Credit contracts	—	—	—	(15,189)	(15,189)

Total	$(6,500)	$47,615	$4,999	$(15,189)	$30,925

Notes to financial statements

Delaware Strategic Income Fund

6. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended Jan. 31, 2018:

		Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	660,547	USD	281,545
Futures contracts (average notional value)		1,409,813		3,203,425
Options contracts (average value)		5,487		—
CDS contracts (average notional value)*		2,997,579		456,220

*Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At Jan. 31, 2018, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
Bank of America Merrill Lynch	$2,010	$(979)	$1,031
BNP Paribas	1,949		1,949
Morgan Stanley Capital	—	(16,242)	(16,242)
Toronto Dominion Bank		(3,108)	(3,108)
UBS	—	(1,762)	(1,762)

Total	$3,959	$(22,091)	$(18,132)

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
Bank of America Merrill Lynch	$ 1,031	$ —	$ —	$ —	$ —	$ 1,031
BNP Paribas	1,949	—	—	—	—	1,949
Morgan Stanley Capital	(16,242)	—	—	—	—	(16,242)
Toronto Dominion Bank	(3,108)	—	—	—	—	(3,108)
UBS	(1,762)	—	—	—	—	(1,762)

Total	$(18,132)	$ —	$ —	$ —	$ —	$(18,132)

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(b)	Cash Collateral Received	Net Collateral Received	Net Exposure(a)
Bank of America Merrill Lynch	$98,108	$(98,108)	$ —	$(98,108)	$ —
Bank of Montreal	196,216	(196,216)	—	(196,216)	—
BNP Paribas	223,718	(223,718)	—	(223,718)	—

Total	$518,042	$(518,042)	$—	$(518,042)	$—

(a) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

(b) The value of the related collateral received exceeded the value of the repurchase agreements as of Jan. 31, 2018.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Notes to financial statements

Delaware Strategic Income Fund

8. Securities Lending (continued)

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended Jan. 31, 2018, the Fund had no securities out on loan.

9. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other

Notes to financial statements

Delaware Strategic Income Fund

9. Credit and Market Risk (continued)

direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. General Motors Term Loan Litigation

The Fund received notice of a litigation proceeding related to a General Motors Corporation (G.M.) term loan participation previously held by the Fund in 2009. We believe the matter subject to the litigation notice may lead to a recovery from the Fund of certain amounts received by the Fund because a US Court of Appeals has ruled that the Fund and similarly situated investors were unsecured creditors rather than secured lenders of G.M. as a result of an erroneous Uniform Commercial Code filing made by a third party. The Fund received the full principal on the loans in 2009 after the G.M. bankruptcy. However, based upon the court ruling the estate is seeking to recover such amounts arguing that, as unsecured creditors, the Fund should not have received payment in full. Based upon currently available information related to the litigation and the Fund’s potential exposure, the Fund recorded a contingent liability of $326,237 and an asset of $97,871 based on the expected recoveries to unsecured creditors as of Jan. 31, 2018 that resulted in a net decrease in the Fund’s NAV to reflect this potential recovery.

12. Recent Accounting Pronouncements

In October 2016, the Securities and Exchange Commission released its Final Rule on Investment Company Reporting Modernization (Rule). The Rule contains amendments to Regulation S-X which impact financial statement preparation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (ASU) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Jan. 31, 2018 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Delaware Strategic Income Fund investment advisory agreement

At a meeting held on Aug. 16-17, 2017 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for Delaware Strategic Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the Investment Advisory Agreement. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust), included materials provided by DMC and its affiliates concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2017 and included reports provided by Broadridge Financial Solutions (formerly Lipper) (“Broadridge” or “Lipper”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s Investment Advisory Agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also from an experienced and knowledgeable fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of service. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware FundsSM by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2017. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods considered be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional core plus bond funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was in the fourth quartile of its Performance Universe. The Board noted that the Fund’s performance was not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the Fund’s recent repositioning into a multi-sector fixed income fund. The Board also considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is to limit the Fund’s total expense ratio to be competitive with that of the Expense Group.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Groups. The Board was satisfied with the

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board consideration of Delaware Strategic Income Fund investment advisory agreement (continued)

management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability. Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. Finally, the Board also reviewed a report prepared by JDL regarding DMC profitability in the context of subadvised funds and met with JDL personnel to discuss DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standardized fee pricing structure. Although, as of Feb. 28, 2017, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that if the Fund grows, economies of scale may be shared.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	John A. Fry	Frances A.
President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Sevilla-Sacasa

Former Chief Executive

Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 4, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	April 4, 2018

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	April 4, 2018